                             THE LAZARD FUNDS, INC.

                        --------------------------------

                                 Annual Report











                               December 31, 1995

                            LAZARD FRERES & CO. LLC
                 30 Rockefeller Plaza, New York, New York 10020
                                 (800) 823-6300

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
------------------
JOHN J. BURKE(1)                 Retired Vice Chairman, Montana Power Company
KENNETH S. DAVIDSON(1)           Private Investor
NORMAN EIG(2)                    Managing Director, Lazard Freres & Co. LLC
HERBERT W. GULLQUIST(2)          Managing Director, Lazard Freres & Co. LLC
LESTER Z. LIEBERMAN(1)           Private Investor
RICHARD REISS(1)                 Managing Partner, Cumberland Associates
JOHN RUTLEDGE(1)                 President, Rutledge and Company

OFFICERS
--------
NORMAN EIG                       Chairman of the Board
HERBERT W. GULLQUIST             President
WILLIAM G. BUTTERLY, III         Vice President and Secretary
GUS COUTSOUROS                   Treasurer
Member of (1) Audit Committee (2) Executive Committee

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
--------------------------------------------------------------------------------

                                           TABLE OF CONTENTS
            Overview........................................................................     2
            Growth Charts...................................................................     3
            Performance Table...............................................................     6
            Portfolio of Investments
                 Lazard Equity Portfolio....................................................     7
                 Lazard International Equity Portfolio......................................     8
                 Lazard International Fixed-Income Portfolio................................    10
                 Lazard Bond Portfolio......................................................    12
                 Lazard Strategic Yield Portfolio...........................................    14
                 Lazard Small Cap Portfolio.................................................    17
                 Lazard International Small Cap Portfolio...................................    19
                 Lazard Special Equity Portfolio............................................    20
                 Lazard Emerging Markets Portfolio..........................................    21
            Statements of
                 Assets and Liabilities.....................................................    24
                 Operations.................................................................    26
                 Changes in Net Assets......................................................    28
            Financial Highlights............................................................    30
            Notes to Financial Statements...................................................    32
            Report of Independent Auditors..................................................    36

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
OVERVIEW
--------------------------------------------------------------------------------

       DEAR SHAREHOLDERS,

1995 was a very impressive year for investors. Equity and fixed income returns were strong as interest rates fell and capital structures changed, and corporate activity increased.

Most major equity markets around the world had positive returns, with the U.S. market clearly leading the way. The S&P 500 rose by 37.6%, reversing a disappointing 1994. The surprise was the magnitude of these gains that were powered by the unexpected strength of corporate profits. Operating earnings increased an estimated 18% to 20% in 1995 and profit margins expanded to 30-year highs due to the continued pace of cost-cutting and financial re-engineering by U.S. companies.

Interest rates worldwide fell as inflation continued to decelerate. In the U.S., the Federal Reserve Bank successfully orchestrated a "soft landing," resulting in moderating economic activity and low inflation. This fueled a rise in the U.S. bond market that was paralleled by most major bond markets around the world. The yield on the U.S. Treasury 30-year bond declined by 200 basis points and again touched under 6%. For the year, the Lehman Aggregate Bond Index returned 18.5% and the Salomon Brothers World Government Bond Index Ex-U.S. was up 19.6%.

The "old capital structure" is breaking down. European monetary union (EMU) and the prospect of a "converging Europe" have become increasingly effective as a disciplinary force. Governments around the world, both local and federal, are downsizing as state-owned monopolies are being dismantled and privatized. In the business world, performance incentives and entrepreneurship are replacing seniority and lifetime employment as the competition for global capital accelerates.

Global corporate finance activity increased in 1995. Worldwide, companies consolidated, repurchased shares and "de-merged" through asset sales and spin-offs at an unprecedented pace. Growing corporate cash flows are allowing companies to re-invest and shrink their capital base further enhancing shareholder value. The Fund's holdings in defense and aerospace, media, telecommunications, paper and bank stocks all benefited from this trend.

In Japan, government and business leaders finally began to actively address their problems. Stimulative fiscal and monetary programs, along with an initiative to restructure the banking system have all been introduced. Japanese company managements are also beginning to rationalize costs using Western style tactics: performance-oriented compensation, outsourcing to low-cost sites, asset sales and share repurchases.

Looking ahead, the challenge is to find companies that can productively re-deploy assets. This is most likely found in industries undergoing significant consolidation including insurance, electric utility/power generation, defense, and banks.

Many companies are embracing the concept of "shareholder value" by making their businesses better and being responsive to the real owners of their capital. Corporate governance and investor relations are beginning to unveil much of the value that has been hidden away in companies for years.

                                                          THE LAZARD FUNDS, INC.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
GROWTH CHARTS
--------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO

The Lazard Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that appear to the Investment Manager to be inexpensively priced relative to the return on total capital or equity.

      COMPARISON OF $50,000 INVESTMENT IN THE LAZARD EQUITY PORTFOLIO AND
                     THE STANDARD & POOR'S 500 STOCK INDEX

         MEASUREMENT PERIOD              LAZARD EQUITY
        (FISCAL YEAR COVERED)              PORTFOLIO           S&P 500
MAY-87                                          50000.00           50000.00
JUN-87                                          51550.00           52515.00
JUL-87                                          54230.60           55172.26
AUG-87                                          55586.37           57224.67
SEP-87                                          53863.19           55971.45
OCT-87                                          44544.86           43954.38
NOV-87                                          42273.07           40336.93
DEC-87                                          44133.08           43398.51
JAN-88                                          45986.67           45290.68
FEB-88                                          47872.13           47319.70
MAR-88                                          47489.15           45876.45
APR-88                                          48343.95           46449.91
MAY-88                                          48053.89           46747.19
JUN-88                                          50120.21           48906.91
JUL-88                                          49468.65           48789.53
AUG-88                                          48429.80           47062.38
SEP-88                                          50657.57           49076.65
OCT-88                                          52886.51           50494.97
NOV-88                                          51881.66           49697.15
DEC-88                                          53126.82           50581.75
JAN-89                                          56473.81           54329.86
FEB-89                                          56247.92           52922.72
MAR-89                                          56979.14           54187.57
APR-89                                          59600.18           57059.51
MAY-89                                          62341.79           59227.77
JUN-89                                          61406.66           58925.71
JUL-89                                          65827.94           64293.85
AUG-89                                          67144.50           65463.99
SEP-89                                          66808.78           65215.23
OCT-89                                          64604.09           63760.93
NOV-89                                          65120.92           64997.89
DEC-89                                          65641.89           66570.84
JAN-90                                          61637.74           62190.48
FEB-90                                          62870.49           62911.89
MAR-90                                          64442.25           64623.09
APR-90                                          62122.33           63078.60
MAY-90                                          66595.14           69058.45
JUN-90                                          66328.76           68644.10
JUL-90                                          66262.43           68479.36
AUG-90                                          60298.81           62240.89
SEP-90                                          57102.97           59259.55
OCT-90                                          57217.18           59058.07
NOV-90                                          60993.51           62790.54
DEC-90                                          62579.35           64542.39
JAN-91                                          65082.52           67349.99
FEB-91                                          69898.63           72165.51
MAR-91                                          70667.51           73911.92
APR-91                                          70526.18           74089.30
MAY-91                                          72783.01           77282.55
JUN-91                                          69434.99           73743.01
JUL-91                                          72698.44           77179.44
AUG-91                                          75751.77           79008.59
SEP-91                                          74691.25           77689.15
OCT-91                                          75587.54           78730.18
NOV-91                                          71581.40           75557.35
DEC-91                                          79741.68           84201.11
JAN-92                                          80618.84           82634.97
FEB-92                                          82714.93           83709.23
MAR-92                                          80233.48           82076.90
APR-92                                          79832.32           84489.96
MAY-92                                          79672.65           84903.96
JUN-92                                          76485.75           83638.89
JUL-92                                          78703.83           87059.72
AUG-92                                          76500.13           85275.00
SEP-92                                          77647.63           86281.24
OCT-92                                          78967.64           86574.60
NOV-92                                          82758.08           89526.79
DEC-92                                          83916.70           90627.97
JAN-93                                          85511.11           91389.25
FEB-93                                          86537.25           92632.14
MAR-93                                          90258.35           94586.68
APR-93                                          88453.18           92297.68
MAY-93                                          90752.96           94762.03
JUN-93                                          91297.48           95036.84
JUL-93                                          91480.08           94656.69
AUG-93                                          94864.84           98244.18
SEP-93                                          94769.98           97487.70
OCT-93                                          98655.54           99505.70
NOV-93                                          97866.30           98560.39
DEC-93                                          99627.89           99752.97
JAN-94                                         104609.29          103144.57
FEB-94                                         103249.37          100349.36
MAR-94                                          98706.40           95974.12
APR-94                                         100384.40           97202.59
MAY-94                                         101589.02           98796.72
JUN-94                                          99252.47           96376.20
JUL-94                                         102726.31           99537.33
AUG-94                                         107348.99          103618.37
SEP-94                                         105631.41          101090.08
OCT-94                                         107110.25          103617.33
NOV-94                                         103254.28           99845.66
DEC-94                                         103873.80          101323.37
JAN-95                                         105639.66          103947.65
FEB-95                                         110287.80          108001.61
MAR-95                                         113375.86          111187.66
APR-95                                         116550.38          114456.57
MAY-95                                         121445.50          119034.84
JUN-95                                         125210.31          121796.44
JUL-95                                         129968.30          125840.09
AUG-95                                         131917.83          126154.69
SEP-95                                         136534.95          131478.41
OCT-95                                         135579.21          131005.09
NOV-95                                         141815.85          136756.21
DEC-95                                         143092.19          139395.61


LAZARD INTERNATIONAL EQUITY PORTFOLIO

The Lazard International Equity Portfolio seeks capital appreciation through investing primarily in the equity securities of non-United States companies. The companies selected are those that the Investment Manager believes are inexpensively priced relative to the return on total capital or equity.

 COMPARISON OF $50,000 INVESTMENT IN THE LAZARD INTERNATIONAL EQUITY PORTFOLIO
                                      AND
 THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX

                                         LAZARD INTERNATIONAL
         MEASUREMENT PERIOD                     EQUITY
        (FISCAL YEAR COVERED)                  PORTFOLIO             EAFE
10/31/91                                        50000.00           50000.00
NOV-91                                          49950.00           47665.00
DEC-91                                          51598.35           50129.28
JAN-92                                          52320.73           49061.53
FEB-92                                          52896.25           47300.22
MAR-92                                          51626.74           44178.40
APR-92                                          52710.91           44386.04
MAY-92                                          55188.32           47359.91
JUN-92                                          54139.74           45115.05
JUL-92                                          51053.78           43960.10
AUG-92                                          50441.13           46716.40
SEP-92                                          48171.28           45791.42
OCT-92                                          47304.20           43387.37
NOV-92                                          47114.98           43795.21
DEC-92                                          48198.62           44022.94
JAN-93                                          47813.04           44014.14
FEB-93                                          48864.92           45343.37
MAR-93                                          50233.14           49297.31
APR-93                                          51338.27           53975.62
MAY-93                                          52775.74           55114.51
JUN-93                                          52142.43           54254.72
JUL-93                                          53706.70           56153.64
AUG-93                                          57681.00           59180.32
SEP-93                                          56008.25           57848.76
OCT-93                                          58976.69           59630.50
NOV-93                                          57856.13           54418.80
DEC-93                                          63121.04           58347.83
JAN-94                                          69117.54           63278.22
FEB-94                                          66974.89           63101.05
MAR-94                                          64228.92           60381.39
APR-94                                          66669.62           62941.56
MAY-94                                          66269.61           62582.79
JUN-94                                          64811.67           63465.21
JUL-94                                          68052.26           64080.82
AUG-94                                          71114.61           65599.54
SEP-94                                          67629.99           63533.15
OCT-94                                          68847.33           65648.81
NOV-94                                          64716.49           62491.10
DEC-94                                          63292.73           62884.79
JAN-95                                          60254.68           60470.02
FEB-95                                          60676.46           60300.70
MAR-95                                          61465.26           64057.44
APR-95                                          64108.26           66466.00
MAY-95                                          64685.24           65675.05
JUN-95                                          65784.89           64519.17
JUL-95                                          69929.33           68538.71
AUG-95                                          68670.61           65934.24
SEP-95                                          70181.36           67219.96
OCT-95                                          69058.46           65472.24
NOV-95                                          69749.04           67292.37
DEC-95                                          71632.27           70004.25


LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

The Lazard International Fixed-Income Portfolio seeks high total return from a combination of current income and capital appreciation, consistent with what the Investment Manager considers to be prudent investment risk, through investing primarily in foreign fixed-income securities of varying maturities.

   COMPARISON OF $50,000 INVESTMENT IN THE LAZARD INTERNATIONAL FIXED-INCOME
            PORTFOLIO AND THE SALOMON WORLD GOVERNMENT BOND NON-U.S.

                                          LAZARD INTERNATIONAL
         MEASUREMENT PERIOD                  FIXED-INCOME
        (FISCAL YEAR COVERED)                  PORTFOLIO       SWGBI NON-U.S.
10/31/91                                         50000.0            50000.0
NOV-91                                           50200.0            50780.0
DEC-91                                           52007.2            53420.6
JAN-92                                           50499.0            52469.7
FEB-92                                           50549.5            52175.8
MAR-92                                           49841.8            51622.8
APR-92                                           50140.8            51994.5
MAY-92                                           51544.8            53590.7
JUN-92                                           52524.1            55091.2
JUL-92                                           53312.0            56374.9
AUG-92                                           54858.1            57953.4
SEP-92                                           54803.2            58532.9
OCT-92                                           53597.5            56940.8
NOV-92                                           52740.0            56035.4
DEC-92                                           53109.1            56371.6
JAN-93                                           53958.9            57143.9
FEB-93                                           54984.1            58281.1
MAR-93                                           55973.8            59726.5
APR-93                                           57821.0            61518.3
MAY-93                                           58803.9            62637.9
JUN-93                                           58215.9            61466.6
JUL-93                                           58390.5            61509.6
AUG-93                                           60317.4            63699.3
SEP-93                                           61222.2            64775.9
OCT-93                                           61161.0            64477.9
NOV-93                                           60732.8            64181.3
DEC-93                                           61400.9            64893.7
JAN-94                                           61830.7            65172.7
FEB-94                                           61707.0            65355.2
MAR-94                                           62139.0            66152.6
APR-94                                           62014.7            66582.6
MAY-94                                           61642.6            65690.4
JUN-94                                           63183.7            67280.1
JUL-94                                           63120.5            67455.0
AUG-94                                           62615.5            67063.7
SEP-94                                           63867.8            68391.6
OCT-94                                           65464.5            70156.1
NOV-94                                           64286.2            68746.0
DEC-94                                           63964.7            68780.3
JAN-95                                           64924.2            70279.1
FEB-95                                           66936.9            72270.8
MAR-95                                           72425.7            78711.6
APR-95                                           74453.6            80395.2
MAY-95                                           76240.5            82150.2
JUN-95                                           76697.9            82559.3
JUL-95                                          76697.94           82996.86
AUG-95                                          72632.95           78249.44
SEP-95                                          74594.04           80557.80
OCT-95                                          75116.20           80815.59
NOV-95                                          75642.01           81518.68
DEC-95                                          76322.79           82227.90

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD BOND PORTFOLIO

The Lazard Bond Portfolio seeks to build and preserve capital through investing in a range of bonds including obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities.

       COMPARISON OF $50,000 INVESTMENT IN THE LAZARD BOND PORTFOLIO AND
            THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX

         MEASUREMENT PERIOD               LAZARD BOND
        (FISCAL YEAR COVERED)              PORTFOLIO          LEHMAN G/C
10/31/91                                         50000.0            50000.0
NOV-91                                           50500.0            50575.0
DEC-91                                           51964.5            51809.0
JAN-92                                           51392.9            51337.6
FEB-92                                           51547.1            51537.8
MAR-92                                           51237.8            51336.8
APR-92                                           51647.7            51788.6
MAY-92                                           52370.8            52591.3
JUN-92                                           53051.6            53369.6
JUL-92                                           54112.6            54431.7
AUG-92                                           54599.6            54976.0
SEP-92                                           55200.2            55723.7
OCT-92                                           54482.6            54999.3
NOV-92                                           54264.7            54790.3
DEC-92                                           54970.1            55524.5
JAN-93                                           55959.6            56607.2
FEB-93                                           56854.9            57501.6
MAR-93                                           56968.7            57731.6
APR-93                                           57367.4            58193.4
MAY-93                                           57080.6            58065.4
JUN-93                                           58165.1            58977.0
JUL-93                                           58572.3            59118.6
AUG-93                                           59568.0            60058.6
SEP-93                                           59508.4            60310.8
OCT-93                                           59687.0            60473.7
NOV-93                                           59507.9            60135.0
DEC-93                                           59626.9            60411.6
JAN-94                                           60581.0            61082.2
FEB-94                                           59551.1            61760.2
MAR-94                                           58181.4            60846.1
APR-94                                           57425.0            59842.2
MAY-94                                           57137.9            59435.3
JUN-94                                           57080.8            59476.9
JUL-94                                           58108.2            59482.8
AUG-94                                           58166.3            59667.2
SEP-94                                           56886.7            59118.3
OCT-94                                           56943.6            59112.4
NOV-94                                           56772.7            58846.4
DEC-94                                           57056.6            59052.3
JAN-95                                           57969.5            60050.3
FEB-95                                           59128.9            61293.3
MAR-95                                           59483.7            61642.7
APR-95                                           60257.0            62400.9
MAY-95                                           62667.2            64285.4
JUN-95                                           63105.9            64716.1
JUL-95                                           62727.3            64722.6
AUG-95                                           63354.5            65311.6
SEP-95                                           64051.4            65781.8
OCT-95                                           64948.2            66512.0
NOV-95                                           65662.6            67383.3
DEC-95                                           66187.9            68090.8



LAZARD STRATEGIC YIELD PORTFOLIO

The Lazard Strategic Yield Portfolio seeks to obtain a total return on its assets by placing approximately equal emphasis on capital appreciation and current income through investing principally in high-yielding fixed-income securities. The Strategic Yield Portfolio may invest up to 50% of its total assets in non dollar denominated fixed-income securities of foreign issuers. Many of the high-yielding securities in which the Lazard Strategic Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized securities rating services. These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher-rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

  COMPARISON OF $50,000 INVESTMENT IN THE LAZARD STRATEGIC YIELD PORTFOLIO AND
                               THE LIBOR USD FIX

         MEASUREMENT PERIOD             LAZARD STRATEGIC
        (FISCAL YEAR COVERED)           YIELD PORTFOLIO      30 DAY LIBOR
10/1/91                                          50000.0            50000.0
OCT-91                                           51800.0            50210.0
NOV-91                                           52473.4            50420.9
DEC-91                                           51056.6            50597.4
JAN-92                                           50648.2            50769.4
FEB-92                                           51458.5            50947.1
MAR-92                                           52076.0            51125.4
APR-92                                           52076.0            51289.0
MAY-92                                           52648.9            51458.2
JUN-92                                           53175.4            51622.9
JUL-92                                           54185.7            51767.5
AUG-92                                           54781.7            51917.6
SEP-92                                           55384.3            52052.6
OCT-92                                           53002.8            52193.1
NOV-92                                           53002.8            52375.8
DEC-92                                           54115.9            52517.2
JAN-93                                           55522.9            52653.7
FEB-93                                           56577.8            52790.6
MAR-93                                           57483.1            52927.9
APR-93                                           57540.5            53065.5
MAY-93                                           58058.4            53208.8
JUN-93                                           59626.0            53347.1
JUL-93                                           60401.1            53485.8
AUG-93                                           60884.3            53624.9
SEP-93                                           60823.4            53764.3
OCT-93                                           61735.8            53904.1
NOV-93                                           61921.0            54060.4
DEC-93                                           62478.3            54206.4
JAN-94                                           63727.9            54347.3
FEB-94                                           62771.9            54504.9
MAR-94                                           61516.5            54668.5
APR-94                                           60655.3            54848.9
MAY-94                                           60655.3            55046.3
JUN-94                                           60230.7            55250.0
JUL-94                                           60893.2            55454.4
AUG-94                                           61745.7            55676.2
SEP-94                                           61375.3            55904.5
OCT-94                                           61252.5            56133.7
NOV-94                                           61497.5            56408.8
DEC-94                                           61005.5            56685.2
JAN-95                                           60944.5            56962.9
FEB-95                                           61249.3            57247.7
MAR-95                                           61555.5            57534.0
APR-95                                           62971.3            57815.9
MAY-95                                           64671.5            58099.2
JUN-95                                           65059.5            58389.7
JUL-95                                           65580.0            58670.0
AUG-95                                           66301.4            58951.6
SEP-95                                           66898.1            59234.5
OCT-95                                           67366.4            59504.7
NOV-95                                           68242.1            59788.5
DEC-95                                           69265.8            60076.7

LAZARD SMALL CAP PORTFOLIO

The Lazard Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the productivity of their equity or assets employed.

     COMPARISON OF $50,000 INVESTMENT IN THE LAZARD SMALL CAP PORTFOLIO AND
                          THE RUSSELL 2000 STOCK INDEX

         MEASUREMENT PERIOD             LAZARD SMALL CAP
        (FISCAL YEAR COVERED)              PORTFOLIO         RUSSELL 2000
10/31/91                                        50000.00           50000.00
NOV-91                                          48600.00           47685.00
DEC-91                                          52245.00           51528.41
JAN-92                                          56581.34           55702.21
FEB-92                                          59127.50           57328.72
MAR-92                                          59127.50           55391.01
APR-92                                          57708.44           53452.32
MAY-92                                          57766.14           54163.24
JUN-92                                          54762.30           51601.32
JUL-92                                          56240.89           53397.04
AUG-92                                          54609.90           51891.25
SEP-92                                          54992.17           53089.93
OCT-92                                          57631.79           54778.19
NOV-92                                          62703.39           58968.72
DEC-92                                          65086.12           61020.84
JAN-93                                          67103.79           63083.34
FEB-93                                          67707.72           61626.12
MAR-93                                          70957.70           63622.80
APR-93                                          69325.67           61879.54
MAY-93                                          72514.65           64614.61
JUN-93                                          74472.54           65015.22
JUL-93                                          75068.33           65912.43
AUG-93                                          79497.36           68759.85
SEP-93                                          81007.81           70698.88
OCT-93                                          81736.88           72515.84
NOV-93                                          80674.30           70130.07
DEC-93                                          84627.34           72528.52
JAN-94                                          87758.55           74805.91
FEB-94                                          87846.31           74536.61
MAR-94                                          83717.53           70601.08
APR-94                                          83633.81           71017.62
MAY-94                                          83884.72           70222.23
JUN-94                                          82961.98           67834.67
JUL-94                                          84704.18           68947.16
AUG-94                                          89617.03           72787.52
SEP-94                                          89617.03           72547.32
OCT-94                                          88183.16           72264.38
NOV-94                                          83774.00           69344.90
DEC-94                                          86538.54           71210.28
JAN-95                                          86192.39           70313.03
FEB-95                                          89898.66           73238.05
MAR-95                                          92056.23           74497.75
APR-95                                          93989.41           76151.60
MAY-95                                          96809.09           77461.40
JUN-95                                         101165.50           81481.65
7/1/95                                         105819.11           86174.99
AUG-95                                         106348.21           87958.82
SEP-95                                         106454.55           89533.28
OCT-95                                         100386.64           85531.14
NOV-95                                         104602.88           89123.45
DEC-95                                         105335.10           91476.31

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

The Lazard International Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity. The Lazard International Small Cap Portfolio operates similarly to the Lazard Small Cap Portfolio, except that this Portfolio will invest primarily in the equity securities of non-United States issuers and, therefore, investment determinations include, among other items, the effect of currency fluctuations and the political and economic factors of other jurisdictions.

COMPARISON OF $50,000 INVESTMENT IN THE LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
                                      AND
                         THE SALOMON EMI EX-U.S. INDEX

                                        LAZARD INTERNA-
         MEASUREMENT PERIOD             TIONAL SMALL CAP
        (FISCAL YEAR COVERED)              PORTFOLIO         EMI EX-U.S.
12/1/94                                          50000.0            50000.0
DEC-93                                           54350.0            53550.0
JAN-94                                           60382.9            58899.6
FEB-94                                           59356.3            59311.9
MAR-94                                           55735.6            58339.2
APR-94                                           55122.5            60089.4
MAY-94                                           54846.9            59230.1
JUN-94                                           53475.7            60474.0
JUL-94                                           54491.8            61163.4
AUG-94                                           56671.4            61811.7
SEP-94                                           54914.6            60043.9
OCT-94                                           55353.9            61130.7
NOV-94                                           52973.7            57316.1
DEC-94                                           51808.3            58084.2
JAN-95                                           50254.0            56196.4
FEB-95                                           49952.5            55376.0
MAR-95                                           48803.6            57729.4
APR-95                                           49877.3            59461.3
MAY-95                                           51224.0            58420.7
JUN-95                                           51685.0            57702.2
JUL-95                                           53649.0            56992.4
AUG-95                                           53166.2            60315.1
SEP-95                                           54708.0            58789.1
OCT-95                                           52574.4            59247.7
NOV-95                                           52416.7            59875.7
DEC-95                                           52731.2            62168.9


LAZARD SPECIAL EQUITY PORTFOLIO

The Lazard Special Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies that are believed by the Investment Manager to be undervalued in the marketplace in relation to factors such as the respective companies' assets, earnings, earnings power or growth potential.

  COMPARISON OF $50,000 INVESTMENT IN THE LAZARD SPECIAL EQUITY PORTFOLIO AND
                          THE RUSSELL 2000 STOCK INDEX

         MEASUREMENT PERIOD              LAZARD SPECIAL
        (FISCAL YEAR COVERED)           EQUITY PORTFOLIO     RUSSELL 2000
1/16/86                                          50000.0            50000.0
JAN-86                                           49600.0            50790.0
FEB-86                                           52526.4            54436.7
MAR-86                                           55520.4            57049.7
APR-86                                           56075.6            57848.4
MAY-86                                           58262.6            59815.2
JUN-86                                           60010.4            59755.4
JUL-86                                           57550.0            54168.3
AUG-86                                           58470.8            55890.8
SEP-86                                           56365.9            52442.4
OCT-86                                           58789.6            54524.3
NOV-86                                           59318.7            54338.9
DEC-86                                           58191.6            52768.5
JAN-87                                           63428.9            58873.9
FEB-87                                           68249.5            63825.2
MAR-87                                           69000.2            65542.1
APR-87                                           67206.2            63647.9
MAY-87                                           67071.8            63444.2
JUN-87                                           68614.5            65074.7
JUL-87                                           71221.8            67105.1
AUG-87                                           73572.1            69091.4
SEP-87                                           73057.1            67833.9
OCT-87                                           55450.4            47056.4
NOV-87                                           54008.6            44538.9
DEC-87                                           56979.1            48124.3
JAN-88                                           58574.5            50222.5
FEB-88                                           62381.9            54747.5
MAR-88                                           65750.5            57309.7
APR-88                                           68051.8            58610.6
MAY-88                                           67507.4            57034.0
JUN-88                                           71422.8            61100.5
JUL-88                                           71137.1            60520.1
AUG-88                                           69500.9            58976.8
SEP-88                                           71099.5            60539.7
OCT-88                                           72521.5            59867.7
NOV-88                                           71288.6            57886.1
DEC-88                                           72999.5            60161.0
JAN-89                                           75627.5            62850.2
FEB-89                                           76308.1            63309.0
MAR-89                                           78368.5            64803.1
APR-89                                           79779.1            67628.5
MAY-89                                           82252.3            70543.3
JUN-89                                           83157.0            68927.9
JUL-89                                           84321.2            71588.5
AUG-89                                           86513.6            73335.2
SEP-89                                           87292.2            73569.9
OCT-89                                           84237.0            69214.6
NOV-89                                           83647.3            69678.3
DEC-89                                           84734.7            69943.1
JAN-90                                           80074.3            63837.1
FEB-90                                           81836.0            65816.0
MAR-90                                           83963.7            68396.0
APR-90                                           83124.0            66159.4
MAY-90                                           85700.9            70843.5
JUN-90                                           85358.1            71027.7
JUL-90                                           84248.4            67916.7
AUG-90                                           75318.1            58829.5
SEP-90                                           71853.5            53599.5
OCT-90                                           69338.6            50324.6
NOV-90                                           72736.2            54164.4
DEC-90                                           75791.1            56293.0
JAN-91                                           80262.8            61365.0
FEB-91                                           85961.4            68250.2
MAR-91                                           89056.1            73034.5
APR-91                                           90570.0            72844.6
MAY-91                                           92200.3            76312.0
JUN-91                                           90540.7            71901.2
JUL-91                                           95882.6            74417.7
AUG-91                                           95786.7            77163.7
SEP-91                                           98756.1            77757.9
OCT-91                                           99941.1            79810.7
NOV-91                                           99441.4            76115.5
DEC-91                                          104612.4            82250.4
JAN-92                                          107123.1            88912.7
FEB-92                                          111193.8            91508.9
MAR-92                                          113306.4            88415.9
APR-92                                          112739.9            85321.3
MAY-92                                          112627.2            86456.1
JUN-92                                          109361.0            82366.7
JUL-92                                          110345.2            85233.1
AUG-92                                          108579.7            82829.5
SEP-92                                          109774.1            84742.9
OCT-92                                          109883.9            87437.7
NOV-92                                          117465.8            94126.7
DEC-92                                          120872.4            97402.3
JAN-93                                          123048.1           100694.5
FEB-93                                          122063.7            98368.5
MAR-93                                          124382.9           101555.6
APR-93                                          121895.2            98773.0
MAY-93                                          124455.0           103138.8
JUN-93                                          125699.6           103778.2
JUL-93                                          127082.3           105210.4
AUG-93                                          127717.7           109755.4
SEP-93                                          129505.7           112850.5
OCT-93                                          131836.8           115750.8
NOV-93                                          130254.8           111942.6
DEC-93                                          133120.4           115771.0
JAN-94                                          133120.4           119406.2
FEB-94                                          133919.1           118976.4
MAR-94                                          134187.0           112694.4
APR-94                                          133381.8           113359.3
MAY-94                                          131647.9           112089.7
JUN-94                                          130068.1           108278.7
JUL-94                                          132019.1           110054.4
AUG-94                                          134659.5           116184.5
SEP-94                                          132639.6           115801.0
OCT-94                                          133170.2           115349.4
NOV-94                                          130906.3           110689.3
DEC-94                                          129466.3           113666.9
JAN-95                                          129466.3           112234.6
FEB-95                                          133220.8           116903.6
MAR-95                                          134419.8           118914.4
APR-95                                          137377.1           121554.3
MAY-95                                          138476.1           123645.0
JUN-95                                          141245.6           130062.2
JUL-95                                          143505.5           137553.7
AUG-95                                          146949.7           140401.1
SEP-95                                          149594.7           142914.3
OCT-95                                          147051.6           136526.0
NOV-95                                          148816.3           142260.1
DEC-95                                          150453.2           146015.8

LAZARD EMERGING MARKETS PORTFOLIO

The Lazard Emerging Markets Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States issuers who are located, or doing significant business, in emerging market countries. Emerging market countries include countries where political and economic trends have produced recently, or are producing, a more stable economy, or countries that have developed recently, or are developing, financial markets and investment liquidity. The Lazard Emerging Markets Portfolio seeks securities of issuers whose potential is significantly enhanced by their relationship to the emerging markets country and are believed to be inexpensively priced relative to the productivity of their equity or assets.

 COMPARISON OF $50,000 INVESTMENT IN THE LAZARD EMERGING MARKETS PORTFOLIO AND
                                      THE
           INTERNATIONAL FINANCE CORP. INVESTABLE TOTAL RETURN INDEX

                                        LAZARD EMERGING
         MEASUREMENT PERIOD                 MARKETS
        (FISCAL YEAR COVERED)              PORTFOLIO        IFC INVESTABLE
7/1/94                                          50000.00           50000.00
JUL-94                                          51050.00           50000.00
AUG-94                                          56512.35           56450.00
SEP-94                                          58320.75           57844.32
OCT-94                                          57912.50           55947.02
NOV-94                                          56638.42           53821.03
DEC-94                                          49332.07           48116.00
JAN-95                                          43214.89           41673.27
FEB-95                                          42134.52           41135.69
MAR-95                                          42050.25           41053.42
APR-95                                          43311.76           42765.34
MAY-95                                          45867.15           44360.49
JUN-95                                          45775.42           44622.22
JUL-95                                          47514.88           46018.89
AUG-95                                          46897.19           44822.40
SEP-95                                          47366.16           44463.82
OCT-95                                          45282.05           42774.20
NOV-95                                          44693.38           42560.33
DEC-95                                          46481.12           44007.38

    Past performance is not indicative, nor a guarantee, of future results.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                             CUMULATIVE TOTAL RETURNS
                                                             PERIOD ENDED DECEMBER 31,              AVERAGE ANNUAL RETURNS
                                                                       1995                     PERIOD ENDED DECEMBER 31, 1995
                                                           -----------------------------     ------------------------------------
                                                            ONE      FIVE       SINCE           ONE          FIVE        SINCE
                                                            YEAR     YEAR     INCEPTION*        YEAR         YEAR      INCEPTION*
                                                           -----------------------------     ------------------------------------
Lazard Equity Portfolio                                     37.7%    128.5%     186.3%            37.7%        18.0%      13.0%
Standard & Poor's 500 Index                                 37.6%    115.5%     178.2%            37.6%        16.6%      12.6%
Lazard International Equity Portfolio                       13.1%        --      43.2%            13.1%           --       9.0%
EAFE                                                        11.2%        --      39.8%            11.2%           --       8.4%
Lazard International Fixed-Income Portfolio+                19.4%        --      52.6%            19.4%           --      10.7%
Salomon World Government Bond Index Ex-US+                  19.6%        --      69.8%            19.6%           --      13.5%
Lazard Bond Portfolio:++                                    16.2%        --      32.7%            16.2%           --       7.0%
Lehman Intermediate Gov't/Corp Index:++                     15.3%        --      36.6%            15.3%           --       7.8%
Lazard Strategic Yield Portfolio:+++                        13.6%        --      38.7%            13.6%           --       8.0%
LIBOR USD Fix:+++                                            6.1%        --      20.6%             6.1%           --       4.5%
Lazard Small Cap Portfolio                                  21.5%        --     110.4%            21.5%           --      19.5%
Russell 2000                                                28.5%        --      83.0%            28.5%           --      15.6%
Lazard International Small Cap Portfolio                     1.9%        --       5.8%             1.9%           --       2.7%
Salomon EMI Ex-US                                            5.2%        --      21.5%             5.2%           --       9.8%
Lazard Special Equity Portfolio                             16.3%     99.3%     203.1%            16.3%        14.8%      11.8%
Russell 2000                                                28.5%    159.4%     190.6%            28.5%        21.0%      11.3%
Lazard Emerging Markets Portfolio                           (5.9%)       --      (7.2%)           (5.9%)          --      (5.0%)
IFC Investable Total Return Index                           (8.5%)       --      (9.1%)           (8.5%)          --      (6.3%)

* Performance is measured from June 1, 1987 for Lazard Equity Portfolio; from January 16, 1986 for Lazard Special Equity Portfolio; from October 31, 1991 for Lazard International Equity Portfolio, Lazard International Fixed-Income Portfolio, Lazard Bond Portfolio and Lazard Small Cap Portfolio; from October 1, 1991 for Lazard Strategic Yield Portfolio; from December 1, 1993 for Lazard International Small Cap Portfolio; from July 15,1994 for the Lazard Emerging Markets Portfolio. The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of dividends and capital gain distributions, if any.

+Effective January 1, 1993, the Portfolio, formerly Lazard Global Fixed-Income Portfolio, has been renamed to reflect the Board of Directors approval of changes in certain non-fundamental investment policies of the Portfolio. The performance of the Portfolio is now measured by the index "excluding U.S." Performance of the index "Since Inception" shown above is a blended return of the index "including U.S." and the index "excluding U.S." for the applicable periods.

++Effective May 1, 1993, the Portfolio, formerly Lazard High Quality Bond Portfolio, has been renamed to reflect the Board of Directors approval of changes in certain non-fundamental investment policies of the Portfolio. The performance of the Portfolio is now measured by the "Intermediate" index rather than the "Bond" index. Performance of the index shown "One Year", and "Since Inception" above now includes only the "Intermediate" index.

+++Effective May 1, 1993, the Portfolio, formerly Lazard High-Yield Portfolio, has been renamed to reflect the Board of Directors approval of changes in certain non-fundamental investment policies of the Portfolio.

    The performance of the index is now measured by the "LIBOR USD Fix" index rather than the "Merrill" or "Lehman" indices. Performance of the index shown "One Year", & "Since Inception" above now includes only the "LIBOR USD Fix" index.

    Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each portfolio of The Lazard Funds, Inc. will fluctuate so that an investor's shares in a portfolio may be more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

    The performance data of the indices have been prepared from sources and data that the investment manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Index is an index of common stocks and is a registered trademark of Standard & Poor's Corporation. The Morgan Stanley-Europe, Australia and Far East Index (EAFE) is comprised of international equities that are compiled by Morgan Stanley Capital International. The Salomon World Government Bond Index Ex-US is an index compiled by Salomon Brothers. The Lehman Intermediate Government/Corporate Index is an index calculated by Lehman Brothers. The London Interbank Offered Rates--U.S. dollar Fix rates--is an average derived from sixteen quotations provided by banks determined by the British Bankers Association. The Russell 2000 Index is an index of common stocks and is a registered trademark of the Frank Russell Company. The Salomon Extended Market Index (EMI) Ex-US is an index compiled by Salomon Brothers. The IFC Investable Total Return Index is an index of emerging markets securities that represent 65% of market capital compiled by the International Finance Corporation.

    This performance data is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                NUMBER
                DESCRIPTION                    OF SHARES          VALUE
---------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
COMMON STOCKS--95.0%
AEROSPACE & DEFENSE--3.2%
   Lockheed Martin Corp. ...................       32,000     $   2,528,000
   McDonnell Douglas Corp. .................       29,800         2,741,600
                                                              -------------
                                                                  5,269,600
                                                              -------------
AIRLINE--0.9%
   AMR Corp. (a)............................       20,000         1,485,000
                                                              -------------
AUTOMOTIVE--3.1%
   Chrysler Corp. ..........................       32,200         1,783,075
   General Motors Corp. ....................       31,600         1,670,850
   Varity Corp. (a).........................       42,000         1,559,250
                                                              -------------
                                                                  5,013,175
                                                              -------------
BANKS--5.2%
   BankAmerica Corp. .......................       31,000         2,007,250
   Chase Manhattan Corp. ...................       27,000         1,636,875
   Chemical Banking Corp. ..................       39,500         2,320,625
   UJB Financial Corp. .....................       69,400         2,481,050
                                                              -------------
                                                                  8,445,800
                                                              -------------
BEVERAGES--1.3%
   Cadbury Schweppes PLC (b)................       64,400         2,141,300
                                                              -------------
BROADCASTING--2.9%
   U S West, Inc. (a).......................      132,100         2,509,900
   Viacom, Inc. Class B (a).................       45,900         2,174,513
                                                              -------------
                                                                  4,684,413
                                                              -------------
CHEMICALS & PLASTICS--6.5%
   E I du Pont de Nemours & Co. ............       66,100         4,618,737
   FMC Corp. (New) (a)......................       20,000         1,352,500
   Hercules, Inc. ..........................       49,200         2,773,650
   W R Grace & Co. .........................       32,400         1,915,650
                                                              -------------
                                                                 10,660,537
                                                              -------------
COMMUNICATION SERVICES--8.2%
   Airtouch Communications (a)..............       44,500         1,257,125
   AT&T Corp. ..............................       78,900         5,108,775
   NYNEX Corp. .............................       63,900         3,450,600
   TeleCommunications, Inc. (New) Liberty
     Media Group Series A (a)...............       21,225           570,422
   TeleCommunications, Inc. (New) TCI Group
     Series A (a)...........................      155,900         3,098,512
                                                              -------------
                                                                 13,485,434
                                                              -------------
COMPUTERS & BUSINESS EQUIPMENT--3.0%
   Digital Equipment Corp. (a)..............       45,000         2,885,625
   Gateway 2000, Inc. (a)...................       80,400         1,969,800
                                                              -------------
                                                                  4,855,425
                                                              -------------
DRUGS & HEALTH CARE--5.9%
   American Home Products Corp. ............       25,900         2,512,300
   Astra AB (b).............................       56,100         2,222,962
   Columbia/HCA Healthcare Corp. ...........       60,225         3,056,419
   Pharmacia & Upjohn, Inc. ................       47,500         1,840,625
                                                              -------------
                                                                  9,632,306
                                                              -------------
ENERGY--8.8%
   Amoco Corp. .............................       31,500         2,264,062
   Kerr-McGee Corp. ........................       40,000         2,540,000
   Mobil Corp. .............................       38,100         4,267,200

                                                NUMBER
                DESCRIPTION                    OF SHARES          VALUE
---------------------------------------------------------------
   Noble Affiliates, Inc. ..................       64,900     $   1,938,888
   Royal Dutch Petroleum Co. (b)............       23,500         3,316,437
                                                              -------------
                                                                 14,326,587
                                                              -------------
ENTERTAINMENT--2.4%
   Carnival Corp. Class A...................       81,800         1,993,875
   ITT Corp. (New) (a)......................       36,200         1,918,600
                                                              -------------
                                                                  3,912,475
                                                              -------------
FINANCIAL SERVICES--2.8%
   Travelers Group, Inc. ...................       74,000         4,652,750
                                                              -------------
FOOD PROCESSING--1.6%
   Archer Daniels Midland Co. ..............      146,900         2,644,200
                                                              -------------
INDUSTRIAL & MACHINERY--3.3%
   Allied Signal, Inc. .....................       63,000         2,992,500
   ITT Industries, Inc. (a).................       36,200           868,800
   Sundstrand Corp. ........................       22,400         1,576,400
                                                              -------------
                                                                  5,437,700
                                                              -------------
INSURANCE--4.8%
   Allstate Corp. ..........................       52,099         2,142,571
   Cigna Corp. .............................       22,900         2,364,425
   Exel Ltd. ...............................       27,500         1,677,500
   ITT Hartford Group, Inc. (a).............       36,200         1,751,175
                                                              -------------
                                                                  7,935,671
                                                              -------------
LEISURE TIME--1.5%
   Brunswick Corp. .........................      100,300         2,407,200
                                                              -------------
OFFICE EQUIPMENT--1.4%
   Xerox Corp. .............................       17,300         2,370,100
                                                              -------------
PAPER PRODUCTS--5.3%
   Champion International Corp. ............       59,900         2,515,800
   James River Corp. of Virginia............       76,800         1,852,800
   Kimberly-Clark Corp. ....................       52,806         4,369,697
                                                              -------------
                                                                  8,738,297
                                                              -------------
RETAIL--6.9%
   Gap, Inc. ...............................       49,700         2,087,400
   Nordstrom, Inc. .........................       52,400         2,122,200
   Sears Roebuck & Co. .....................       80,700         3,147,300
   Toys "R" Us, Inc. (a)....................       67,700         1,472,475
   Woolworth Corp. .........................      195,700         2,544,100
                                                              -------------
                                                                 11,373,475
                                                              -------------
SAVINGS & LOAN--1.0%
   Great Western Financial Corp. ...........       64,600         1,647,300
                                                              -------------
TECHNOLOGY--7.6%
   Advanced Micro Devices, Inc. ............       89,300         1,473,450
   General Instrument Corp. (a).............       93,200         2,178,550
   Intel Corp. .............................       34,000         1,929,500
   International Business Machines..........       48,200         4,422,350
   SGS-Thomson Microelectronics NV (a)......       58,900         2,370,725
                                                              -------------
                                                                 12,374,575
                                                              -------------
TOBACCO--4.6%
   Philip Morris Companies, Inc. ...........       54,200         4,905,100
   UST, Inc. ...............................       78,100         2,606,588
                                                              -------------
                                                                  7,511,688
                                                              -------------
TRANSPORTATION--1.4%
   Kansas City Southern Industries, Inc. ...       50,400         2,305,800
                                                              -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                NUMBER
                DESCRIPTION                    OF SHARES          VALUE
---------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO (CONTINUED)
UTILITIES--1.4%
   National Power PLC (b)...................      142,500     $   1,353,750
   Southern Electric PLC (b)................       35,500         1,007,313
                                                              -------------
                                                                  2,361,063
                                                              -------------
TOTAL COMMON STOCKS
 (Identified cost $130,480,451).............                    155,671,871
                                                              -------------
PREFERRED STOCKS--1.3%
 (Identified cost $2,175,536)
FINANCIAL SERVICES--1.3%
   Time Warner Financing Trust..............       68,500         2,140,625
                                                              -------------

                                               PRINCIPAL
                                                AMOUNT
                                              -----------
SHORT TERM INVESTMENT--3.5%
REPURCHASE AGREEMENT--3.5%
 (Identified cost $5,694,000)
   State Street Bank and Trust Co., 5.70%,
     1/2/96 (collateralized by U.S. Treasury
     Bills, due 12/12/96; total par value
     $6,100,000; valued at $5,810,823)......  $ 5,694,000         5,694,000
                                                              -------------
                DESCRIPTION                                       VALUE
---------------------------------------------------------------------------
TOTAL INVESTMENTS
 (Identified cost $138,349,987) (c).........         99.8%    $ 163,506,496
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES................................          0.2           280,492
                                                     ----        ----------
NET ASSETS..................................        100.0%    $ 163,786,988
                                                    =====     =============

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $138,349,987; aggregate gross unrealized appreciation is $31,359,389 and the aggregate gross unrealized depreciation is $6,202,880, resulting in net unrealized appreciation of $25,156,509.

--------------------------------------------------------------------------------

                                              NUMBER
                                            OF SHARES
                                           ------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
COMMON STOCKS--92.7%
AUSTRALIA--1.9%
   Westpac Bank Corp. ...................     5,488,300         24,312,671
                                                            --------------
DENMARK--1.1%
   Unidanmark Class A....................       294,900         14,605,583
                                                            --------------
FINLAND--1.6%
   Kymmene Corp. ........................       797,000         21,073,022
                                                            --------------
FRANCE--11.7%
   Accor.................................        97,629         12,639,736
   Alcatel Alsthom (Cie Gen El)..........       421,900         36,374,552
   Banque Nationale de Paris.............       446,722         20,151,295
   Cie De St Gobain......................       193,600         21,111,374
   Generale des Eaux.....................       216,692         21,633,800
   Roussel Uclaf.........................         1,000            169,491
   Roussel Uclaf 144A (b)................       224,400         18,905,700
   Total SA-B............................       308,081         20,792,479
                                                            --------------
   TOTAL FRANCE..........................                      151,778,427
                                                            --------------
GERMANY--8.0%
   Hoechst AG............................       107,250         29,083,479
   Mannesmann AG.........................        25,520          8,124,771
   Mannesmann AG (b).....................        52,205         16,601,190
   Siemens AG............................        45,800         25,063,088
   Veba AG...............................       580,880         24,660,573
                                                            --------------
   TOTAL GERMANY.........................                      103,533,101
                                                            --------------
                                              NUMBER
                                            OF SHARES
                                           ------------
HONG KONG--2.1%
   HSBC Holdings Ltd. ...................     1,418,444     $   21,462,392
   Peregrine Investment..................     4,806,000          6,215,325
                                                            --------------
   TOTAL HONG KONG.......................                       27,677,717
                                                            --------------
ITALY--1.4%
   Fiat SPA..............................     9,620,500         17,567,540
                                                            --------------
JAPAN--26.4%
   Dai Nippon Printing...................       615,000         10,423,729
   DDI Corp. ............................         3,122         24,189,830
   Hitachi...............................     1,927,000         19,409,976
   Matsushita Electric Industrial Co. ...     1,486,000         24,178,983
   Mazda Motor Corp. (a).................     4,151,000         17,649,288
   Mitsubishi Heavy Ind. ................     4,131,000         32,927,971
   Nintendo Co. .........................       262,700         19,972,833
   Omron Corp. ..........................       911,000         20,999,322
   Orix Corp. ...........................       500,000         20,581,114
   Promise Co. ..........................       203,600          9,800,407
   Ricoh Company, Ltd. ..................     1,150,000         12,585,956
   Rohm Company, Ltd. ...................       467,000         26,369,104
   Sekisui Chemical......................     1,661,000         24,452,494
   Sony Corp. ...........................       411,000         24,640,097
   Sumitomo Trust & Banking..............     1,981,000         28,012,203
   Toyota Motor Corp. ...................     1,269,000         26,916,320
                                                            --------------
   TOTAL JAPAN...........................                      343,109,627
                                                            --------------
NETHERLANDS--7.4%
   Heineken NV...........................       156,400         27,747,916
   ING Groep NV..........................       427,220         28,539,904
   Koninklijke Nedlloyd Groep NV.........       483,200         10,960,603
   Royal Dutch Petroleum Co. (b).........       202,600         28,591,925
                                                            --------------
   TOTAL NETHERLANDS.....................                       95,840,348
                                                            --------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                              NUMBER
               DESCRIPTION                  OF SHARES           VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
NEW ZEALAND--1.9%
   Fletcher Challenge....................     5,504,000     $   12,702,092
   Lion Nathan Ltd. .....................     5,031,100         12,005,436
                                                            --------------
   TOTAL NEW ZEALAND.....................                       24,707,528
                                                            --------------
NORWAY--0.8%
   Aker AS Class A.......................       401,700          5,327,166
   Aker AS Class B.......................       467,600          5,684,343
                                                            --------------
   TOTAL NORWAY..........................                       11,011,509
                                                            --------------
SPAIN--2.3%
   Banco Santander SA....................       225,100         11,301,393
   ENDESA................................       323,500         18,321,888
                                                            --------------
   TOTAL SPAIN...........................                       29,623,281
                                                            --------------
SWEDEN--3.9%
   Astra AB Series B.....................       601,900         23,841,394
   Electrolux AB Series B................       324,300         13,309,600
   Volvo AB Series B.....................       691,900         14,172,086
                                                            --------------
   TOTAL SWEDEN..........................                       51,323,080
                                                            --------------
SWITZERLAND--7.1%
   Baloise Holdings......................         6,428         13,374,252
   Ciba Geigy AG.........................        32,820         28,879,324
   Nestle SA.............................        23,630         26,139,471
   SGS Holding...........................        11,706         23,239,480
                                                            --------------
   TOTAL SWITZERLAND.....................                       91,632,527
                                                            --------------
UNITED KINGDOM--15.1%
   Allied Domecq PLC.....................     1,425,500         11,600,590
   British Aerospace Ord. PLC............     2,114,187         26,129,779
   Cadbury Schweppes PLC.................     3,493,230         28,834,474
   Lloyds Abbey Life PLC.................     1,917,400         13,400,062
   Midlands Electric PLC.................     1,441,300         17,011,772
   Mirror Group PLC......................     4,500,900         12,302,507
   National Grid Group PLC (a)...........     1,166,011          3,603,606
   National Power Ord. PLC...............     1,292,600          9,023,508
   National Power P/P Ord. PLC...........     2,020,800          4,833,098
   Rank Organisation PLC.................     3,441,200         24,904,476
   Sears PLC.............................    11,817,700         19,087,448
   Thorn EMI PLC.........................     1,107,100         26,074,191
                                                            --------------
   TOTAL UNITED KINGDOM..................                      196,805,511
                                                            --------------
TOTAL COMMON STOCKS
 (Identified cost $1,080,502,927)                            1,204,601,472
                                                            --------------
PREFERRED STOCKS--2.1%
 (Identified cost $24,881,403)
AUSTRALIA--2.1%
   News Corporation, Ltd. (b)............     1,409,000         27,123,250
                                                            --------------
WARRANTS--0.0%
 (Identified cost $0)
UNITED KINGDOM--0.0%
   British Aerospace PLC (a).............       117,216            569,787
                                                            --------------

                                            PRINCIPAL
               DESCRIPTION                    AMOUNT            VALUE
----------------------------------------------------------------------------------
SHORT TERM INVESTMENT--5.4%
REPURCHASE AGREEMENT--5.4%
 (Identified cost $70,037,000)
   State Street Bank and Trust Co.,
     5.70%, 1/2/96 (collateralized by
     U.S. Treasury Bills, due 12/12/96;
     total par value $74,995,000; valued
     at $71,439,787).....................  $ 70,037,000     $   70,037,000
                                                            --------------
TOTAL INVESTMENTS
 (Identified cost $1,175,421,330) (c)....         100.2%     1,302,331,509
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS..................................          (0.2)        (2,782,062)
                                                   ----       ------------
NET ASSETS...............................         100.0%    $1,299,549,447
                                                  =====     ==============

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $1,175,447,648; aggregate gross unrealized appreciation is $154,092,979 and the aggregate gross unrealized depreciation is $27,209,118, resulting in net unrealized appreciation of $126,883,861.

 * Percentages of common and preferred stocks are presented in the portfolio by country.

    Percentages by industry are as follows:

    Aerospace & Defense 2.0%, Automotive 5.9%, Banks 8.7%, Chemicals & Plastics 4.1%, Computer & Business Equipment 1.0%, Construction Materials 1.6%, Domestic Oil 0.8%, Drugs & Health Care 5.5%, Electrical Equipment 11.0%, Electronics 5.5%, Energy 2.2% , Entertainment 1.9%, Financial Services 4.2%, Food & Beverage 8.7%, Insurance 2.1%, International Oil 1.6%, Machinery 3.2%, Miscellaneous 0.9%, Mortgage Backed Securities 1.3%, Paper Products 2.6%, Publishing 3.0%, Retailing 3.5%, Services 3.5%, Telephone 1.9%, Transportation & Freight Services 0.8%, Utilities 7.3%.

Forward Foreign Currency Contracts open at December 31, 1995:

                                                        Unrealized
   Contracts          In Exchange        Delivery      Appreciation
  to Deliver              For              Date       (Depreciation)
---------------     ----------------     --------     --------------
 $  3,971,727       GPB   2,555,480       1/5/96         $ (2,974)
NZD   230,101              $149,750       1/4/96             (682)
 $  7,327,986       JPY 750,385,723       1/4/96          (60,327)
 $    856,911       ESP 103,986,191       1/3/96              353
 $  1,861,380       ESP 226,995,238       1/2/96            9,974
                                                         --------
                                                         $(53,656)
                                                         ========

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                             PRINCIPAL
             DESCRIPTION                       AMOUNT           VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
 PORTFOLIO
CURRENCY DENOMINATED BONDS*--93.2%
AUSTRALIAN DOLLAR--1.0%
CORPORATE BOND
   Bayerische Vereinsbank, 10.00%,
     12/16/99........................  AUD       210,000     $   166,403
GOVERNMENT OBLIGATION
   Commonwealth of Australia, 9.50%,
     8/15/03.........................            345,000         277,126
                                                             -----------
   TOTAL AUSTRALIAN DOLLAR...........                            443,529
                                                             -----------
AUSTRIAN SCHILLING--0.9%
GOVERNMENT OBLIGATION
   Republic of Austria, 5.625%,
     12/14/00........................  ATS     4,000,000         404,227
                                                             -----------
BELGIAN FRANC--1.4%
GOVERNMENT OBLIGATION
   Belgium Kingdom, 6.50%,
     3/31/05.........................  BEL    19,000,000         637,078
                                                             -----------
BRAZILIAN REAL--0.4%
CORPORATE BOND
   Chase Brazil Note, 27.152%, 3/1/96
     (a).............................  BRL       198,729         195,410
                                                             -----------
BRITISH POUND--6.2%
CORPORATE BONDS
   Barclays Bank PLC, 12.75%,
     11/26/97........................  GBP       310,000         531,993
   Bayerische Landesbank
     Girozentrale, 8.50%, 2/26/03....            275,000         446,517
   Tokyo Electric Power, 11.00%,
     6/5/01..........................            100,000         179,667
   West LB Finance Curacao NV, 8.50%,
     6/2/03..........................            820,000       1,319,717
GOVERNMENT OBLIGATION
   United Kingdom Treasury, 8.50%,
     7/16/07.........................            200,000         333,903
                                                             -----------
   TOTAL BRITISH POUND...............                          2,811,797
                                                             -----------
CANADIAN DOLLAR--3.1%
CORPORATE BOND
   Quebec Housing, 8.95%,
     5/13/13.........................  CAD       419,000         332,985
GOVERNMENT OBLIGATIONS
   Government of Canada, 7.50%,
     12/1/03.........................            800,000         603,752
   Government of Canada, 9.00%,
     12/1/04.........................            600,000         494,983
                                                             -----------
   TOTAL CANADIAN DOLLAR.............                          1,431,720
                                                             -----------
CZECH KORUNA--3.8%
CORPORATE BONDS
   CEZ AS, 14.375%, 1/27/01..........  CZK    10,000,000         401,260
   Czech Trade Bank, 11.125%,
     8/26/97.........................          5,000,000         188,630
   Skofin, 11.625%, 2/9/98...........         30,000,000       1,137,966
                                                             -----------
   TOTAL CZECH KORUNA................                          1,727,856
                                                             -----------

                                             PRINCIPAL
             DESCRIPTION                       AMOUNT           VALUE
----------------------------------------------------------------------------------
DANISH KRONE--5.3%
CORPORATE BONDS
   Kreditforen Denmark, 10.20%,
     4/15/04 (a).....................  DKK     5,000,000     $   992,346
   Nykredit, 6.00%, 10/1/26..........          8,285,520       1,240,776
GOVERNMENT OBLIGATION
   Kingdom of Denmark, 8.00%,
     5/15/03.........................          1,000,000         191,463
                                                             -----------
   TOTAL DANISH KRONE................                          2,424,585
                                                             -----------
DUTCH GUILDER--4.9%
GOVERNMENT OBLIGATIONS
   Government of Netherlands, 6.75%,
     2/15/99.........................  NLG     1,590,000       1,053,262
   Government of Netherlands, 8.75%,
     1/15/07.........................            300,000         224,154
   Government of Netherlands, 9.00%,
     5/15/00.........................          1,300,000         936,742
                                                             -----------
   TOTAL DUTCH GUILDER...............                          2,214,158
                                                             -----------
FRENCH FRANC--6.4%
GOVERNMENT OBLIGATIONS
   Government of France, 6.75%,
     10/25/03........................  FRF     2,300,000         477,425
   Government of France, 7.50%,
     4/25/05.........................          4,700,000       1,017,070
   Government of France, 7.75%,
     4/12/00.........................          2,000,000         437,819
   Government of France, 8.50%,
     10/25/19........................          2,850,000         657,356
   United Mexican States, 6.63%,
     12/31/19........................          3,000,000         340,770
                                                             -----------
   TOTAL FRENCH FRANC................                          2,930,440
                                                             -----------
GERMAN MARK--11.0%
CORPORATE BONDS
   Autobahn Tank & Rast, 6.00%,
     10/16/00........................  DEM       610,000         435,739
   Baden Wurttemberg, 6.75%,
     6/22/05.........................          1,574,000       1,133,894
   Bank Nederlandse Gem, 6.50%,
     11/4/08.........................            800,000         550,603
   International Bank Reconstruction
     & Development, 7.125%,
     4/12/05.........................          1,700,000       1,259,150
   Land Hessen, 6.00%,
     11/29/13........................          1,000,000         690,136
GOVERNMENT OBLIGATION
   Federal Republic of Germany,
     8.25%, 9/20/01..................          1,210,000         962,517
                                                             -----------
   TOTAL GERMAN MARK.................                          5,032,039
                                                             -----------
GREEK DRACHMA--0.2%
GOVERNMENT OBLIGATION
   Greek Treasury Bill, 0.00%,
     7/17/96.........................  GRD    25,000,000          97,748
                                                             -----------
HUNGARIAN FORINTS--0.2%
GOVERNMENT OBLIGATION
   Hungarian Treasury Bill, 0.00%,
     10/11/96........................  HUF    15,200,000          89,745
                                                             -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                             PRINCIPAL
             DESCRIPTION                       AMOUNT           VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
 PORTFOLIO (CONTINUED)
IRISH POUND--2.7%
GOVERNMENT OBLIGATION
   Republic of Ireland, 6.25%,
     4/1/99..........................  IEP       770,000     $ 1,222,310
                                                             -----------
ITALIAN LIRA--8.9%
GOVERNMENT OBLIGATIONS
   Republic of Italy, 8.50%,
     8/1/99..........................  ITL  5,885,000,000      3,517,011
   Republic of Italy, 12.00%,
     5/1/97..........................        400,000,000         256,907
   Republic of Italy, 12.00%,
     1/1/02..........................        400,000,000         268,216
                                                             -----------
   TOTAL ITALIAN LIRA................                          4,042,134
                                                             -----------
JAPANESE YEN--26.0%
CORPORATE BOND
   Export-Import Bank of Japan,
     4.375%, 10/1/03.................  JPY   205,000,000       2,181,537
GOVERNMENT OBLIGATIONS
   Credit Local De France, 6.00%,
     10/31/01........................         80,000,000         923,002
   Government of Japan, 5.50%,
     9/20/02.........................        475,000,000       5,391,768
   Republic of Austria, 4.50%,
     9/28/05.........................         80,000,000         863,923
   Republic of Austria, 6.25%,
     10/16/03........................         15,000,000         179,600
   Republic of Italy, 3.50%,
     6/20/01.........................        230,000,000       2,337,591
                                                             -----------
   TOTAL JAPANESE YEN................                         11,877,421
                                                             -----------
NORWEGIAN KRONE--2.2%
CORPORATE BOND
   Sparebanken Norway, 10.25%,
     6/23/03 (a).....................  NOK     6,000,000       1,022,560
                                                             -----------
PORTUGUESE ESCUDO--0.2%
GOVERNMENT OBLIGATION
   Republic of Portugal, 11.875%,
     2/23/00.........................  PTE    13,000,000          93,525
                                                             -----------
SOUTH AFRICAN RAND--0.2%
GOVERNMENT OBLIGATION
   Republic of South Africa, 11.50%,
     5/30/00.........................  ZAR       405,500         102,085
                                                             -----------
SPANISH PESETA--3.2%
GOVERNMENT OBLIGATION
   Kingdom of Spain, 12.25%,
     3/25/00.........................  ESP   160,000,000       1,448,178
                                                             -----------
SWEDISH KRONA--1.1%
GOVERNMENT OBLIGATION
   Kingdom of Sweden, 10.25%,
     5/5/00..........................  SEK     3,000,000         484,969
                                                             -----------
THAILAND BAHT--0.3%
CORPORATE BOND
   Industrial Group Finance of
     Thailand, 11.25%, 5/14/96.......  THB     3,000,000         119,177
                                                             -----------

                                             PRINCIPAL
             DESCRIPTION                       AMOUNT           VALUE
-----------------------------------------------------------------------------------
UNITED STATES DOLLAR--3.6%
CONVERTIBLE BOND
   Zenith Electric, 6.25%, 4/1/11....  USD  $    225,000     $   159,750
CORPORATE BOND
   Reliance Industries Ltd. 144A,
     8.125%, 9/27/05.................            250,000         251,250
GOVERNMENT OBLIGATION
   Argentina Bono 1998 Boax0,
     8.9922%, 4/4/98 (b).............            500,000         494,500
YANKEE BONDS
   Astra International, 9.75%,
     4/29/01.........................            100,000         106,000
   Den Norske Credit, 6.125%,
     11/29/49 (a)....................            700,000         552,545
   Hong Kong & Shanghai Bank, 6.25%,
     8/29/49 (a).....................            100,000          79,850
                                                             -----------
   TOTAL UNITED STATES DOLLAR........                          1,643,895
                                                             -----------
TOTAL CURRENCY DENOMINATED BONDS*
 (Identified cost $40,755,329).......                         42,496,586
                                                             -----------
STRUCTURED NOTES--1.1%
   ING Polish Note, 0.00%,
     2/21/96.........................            224,047         216,766
   United Mexican States 144A, 0.00%,
     11/27/96 (c)....................            300,000         305,250
                                                             -----------
TOTAL STRUCTURED NOTES
 (Identified cost $500,017)..........                            522,016
                                                             -----------
SHORT TERM INVESTMENT--8.5%
REPURCHASE AGREEMENT--8.5%
 (Identified cost $3,866,000)
   State Street Bank and Trust Co.,
     5.70%, 1/2/96 (collateralized by
     U.S. Treasury Bills, due
     12/12/96; total par value
     $4,140,000; valued at
     $3,943,739).....................          3,866,000       3,866,000
                                                             -----------
TOTAL INVESTMENTS
 (Identified cost $45,121,346) (d)...              102.8%     46,884,602
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS........................               (2.8)     (1,260,299)
                                                    ----       ---------
NET ASSETS...........................              100.0%    $45,624,303
                                                   =====     ===========

(a) Variable rate security. Interest shown is the current rate.
(b) Coupon set quarterly to 3 month LIBOR. Current rate shown.
(c) Value set monthly based on CETES/LIBOR rates.
(d) The aggregate cost for federal income tax purposes is $45,125,136; aggregate gross unrealized appreciation is $1,948,773 and the aggregate gross unrealized depreciation is $189,307, resulting in net unrealized appreciation of $1,759,466.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME
 PORTFOLIO (CONTINUED)

 * Percentages of holdings are presented in the portfolio by currency denomination.

    Percentages by country are as follows:

    Argentina 1.1%, Australia 1.0%, Austria 0.9%, Belgium 1.4%, Brazil 0.4%, Canada 3.1%, Czech Republic 3.8%, Denmark 5.3%, France 6.4%, Germany 11.0%, Greece 0.2%, Hong Kong 0.2%, Hungary 0.2%, Ireland 2.7%, Italy 8.9%, Japan 26.1%, Mexico 0.7%, Netherlands 4.9%, Norway 3.5%, Poland 0.5%, Portugal 0.2%, South Africa 0.2%, Spain 3.2%, Sweden 1.3%, Thailand 0.3%, United Kingdom 6.2%, United States 0.6%.

    Forward Foreign Currency Contracts open at December 31, 1995:

                                       In                       Unrealized
              Contracts                Exchange  Delivery      Appreciation
             to Deliver                For       Date         (Depreciation)
-------------------------------------  ----   -------------   -------------
AUD   162,499                $121,000            3/12/96      $       642
 $     486,000      CAD       660,814            3/12/96           (2,132)
 $     229,503      DEM       328,025            3/12/96                5
DEM   153,082                $106,526            3/12/96             (580)
 $     986,922      DKK     5,454,127            3/12/96           (2,887)
DKK  3,050,518               $549,000            3/12/96           (1,376)
 $   1,398,000      FRF     6,906,120            3/12/96           13,991
 $     451,000      JPY    45,330,010            3/12/96           (7,382)
JPY  27,531,450              $275,000            3/12/96            5,566
NOK 6,557,669              $1,038,000            3/12/96            1,839
 $     171,000      SEK     1,123,453            3/12/96           (2,760)
XEU     48,513                $62,240            3/12/96              134
 $   3,548,592      ITL 5,684,489,869            1/19/96           30,780
DKK  5,452,746               $983,948             1/2/96            1,914
                                                                  -------
                                                              $    37,754
                                                              ============

--------------------------------------------------------------------------------

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
ASSET-BACKED SECURITIES--17.7%
   American Financial Home Equity Loan,
     Series 1991-1, Class A, 8.00%,
     7/25/06.................................  $    72,756     $     74,484
   AT & T Universal Card Master Trust, Series
     1995-2, Class A, 5.95%,
     10/17/02................................      810,000          817,087
   Banc One Credit Card Master Trust, Series
     1995-B, Class A, 6.30%,
     10/15/02................................      400,000          409,500
   Bridgestone Firestone, Series 1992-A,
     Class A, 6.25%, 12/1/99.................       83,333           83,437
   Chase Manhattan Grantor Trust, Series
     1995-A, Class A, 5.90%,
     11/15/01................................      389,662          391,002
   Chase Manhattan Grantor Trust, Series
     1995-B, Class A, 6.00%, 9/17/01.........      641,571          644,578
   Discover Card Master Trust I, Series
     1995-2, Class A, 6.55%, 2/18/03.........      750,000          774,135
   Fical Home Equity Loan Trust, Series
     1990-1, Class A, 8.90%,
     11/15/97................................        1,057            1,056
   First Chicago Master Trust II, Series
     1992-E, Class A, 6.25%, 8/15/99.........      400,000          404,248
   Ford Credit Grantor Trust, Series 1994-B,
     Class A, 7.30%, 10/15/99................      347,198          353,815
   Ford Credit Grantor Trust, Series 1995-A,
     Class A, 5.90%, 5/15/00.................      461,522          463,253
   G E Home Equity Loan, Inc., Series 1991-1,
     Class A, 7.20%, 9/15/11.................       49,714           50,195
   Green Tree Financial Corp., Series 1994-3,
     Class A, 6.60%, 6/15/19.................      299,343          301,307
   Green Tree Financial Corp., Series 1994-6,
     Class A2, 7.25%, 11/15/19...............      600,000          609,558
   MBNA Master Credit Card Trust, Series
     1995-D, Class A, 6.05%,
     11/15/02................................      773,000          784,595

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
--------------------------------------------------------------------------------------
   Olympic Automobile Receivable Trust,
     Series 1994-B, Class A2, 6.85%,
     6/15/01.................................  $   273,922     $    278,673
   Premier Auto Trust, Series 1994-1, Class
     A3, 5.90%, 7/6/99.......................      252,000          252,709
   Premier Auto Trust, Series 1995-4, Class
     A2, 4.75%, 2/2/00.......................      746,072          740,476
   Security Pacific Home Equity Loan, Series
     1991-1, Class A, 7.85%, 5/15/98.........       32,530           32,835
   Standard Credit Card Master Trust I,
     Series 1995-3, Class A, 7.85%, 2/7/02...      660,000          708,464
                                                               ------------
TOTAL ASSET-BACKED SECURITIES
 (Identified Cost $8,080,503)................                     8,175,407
                                                               ------------
CORPORATE BONDS--12.7%
AUTOMOTIVE--1.6%
   General Motors Acceptance Corp., 5.625%,
     2/1/99..................................      750,000          746,445
                                                               ------------
AUTO PARTS--0.7%
   Walbro Corp. 144A, 9.875%, 7/15/05........      335,000          334,163
                                                               ------------
BROADCASTING--2.7%
   Act III Broadcasting Inc., 10.25%,
     12/15/05................................      170,000          174,250
   Comcast Corp., 9.50%, 1/15/08.............      184,000          195,040
   Comcast Corp., 9.125%, 10/15/06...........      367,000          382,598
   Paxson Communications Corp. 144A, 11.625%,
     10/1/02.................................      160,000          162,400
   SCI Television Inc., 11.00%, 6/30/05......      294,000          310,905
                                                               ------------
                                                                  1,225,193
                                                               ------------
CHEMICALS & PLASTICS--0.6%
   Arcadian Partners LP, Series B, 10.75%,
     5/1/05..................................      263,000          290,615
                                                               ------------
ELECTRONICS--0.8%
   Alpine Group Inc. 144A, 12.25%,
     7/15/03.................................      368,000          360,640
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
FINANCIAL SERVICES--1.7%
   Avco Financial Services Inc., 6.35%,
     9/15/00.................................  $   128,000     $    130,479
   Bank of Boston Corp., 6.625%, 2/1/04......      104,000          105,618
   Citicorp, 8.00%, 2/1/03...................      126,000          139,258
   Norwest Corporation Medium Term Note,
     6.125%, 10/15/00........................      149,000          151,235
   Salomon Inc., 8.55%, 2/17/97..............      265,000          271,919
                                                               ------------
                                                                    798,509
                                                               ------------
FOREST PRODUCTS--0.5%
   Williamhouse Regency Delaware Inc. 144A,
     13.00%, 11/15/05........................      238,000          249,900
                                                               ------------
MANUFACTURING--1.0%
   Silgan Corp., 11.75%, 6/15/02.............      434,000          465,465
                                                               ------------
PAPER PRODUCTS--0.4%
   Crown Paper Co., 11.00%, 9/1/05...........      215,000          188,125
                                                               ------------
RESTAURANTS, LODGING & ENTERTAINMENT--0.7%
   Flagstar Corp., 10.75%, 9/15/01...........      335,000          306,525
                                                               ------------
RETAIL GROCERY--0.2%
   Pueblo Xtra International, 9.50%,
     8/1/03..................................       73,000           69,715
                                                               ------------
RETAIL--0.9%
   D.R. Structured Finance Corp., Series
     1994-K2, Class A2, 9.35%,
     8/15/19.................................      600,000          396,000
                                                               ------------
RETAIL TRADE--0.7%
   Mothers Work Inc. 144A, 12.625%,
     8/1/05..................................      328,000          323,080
                                                               ------------
UTILITIES--0.2%
   Texas New Mexico Power Co., 9.25%,
     9/15/00.................................       80,000           82,800
                                                               ------------
TOTAL CORPORATE BONDS
 (Identified cost $5,980,173)................                     5,837,175
                                                               ------------
FEDERAL AGENCIES--5.2%
   Federal Home Loan Mortgage Corp., 8.50%,
     1/1/99..................................      362,000          377,272
   Federal Home Loan Mortgage Corp., 7.00%,
     1/1/99..................................      367,000          369,408
   Federal Home Loan Mortgage Corp., 7.00%,
     9/1/25..................................      619,485          625,098
   Federal Home Loan Mortgage Corp., 7.00%,
     8/1/25..................................    1,012,108        1,021,277
                                                               ------------
TOTAL FEDERAL AGENCIES
 (Identified cost $2,342,473)................                     2,393,055
                                                               ------------
MUNICIPAL BOND--0.9%
 (Identified cost $379,772)
   Allegheny County Pennsylvania Hospital
     Development, 5.375%, 12/1/25............      400,000          393,256
                                                               ------------
MORTGAGE PASS-THROUGH SECURITIES--13.4%
   Federal National Mortgage Association,
     9.00%, 1/1/99...........................       55,000           57,956
   Federal National Mortgage Association,
     9.00%, 10/1/25..........................      173,675          182,901

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
------------------------------------------------------------------------------------
   Federal National Mortgage Association,
     7.50%, 1/1/99...........................  $   303,000     $    310,480
   Federal National Mortgage Association,
     9.00%, 7/1/25...........................      310,369          326,856
   Federal National Mortgage Association,
     8.00%, 10/1/25..........................      391,577          405,525
   Federal National Mortgage Association,
     8.00%, 1/1/99...........................      414,000          429,008
   Federal National Mortgage Association,
     7.50%, 10/1/25..........................      489,712          501,798
   Federal National Mortgage Association,
     7.50%, 9/1/25...........................      852,458          873,496
   Federal National Mortgage Association,
     8.00%, 9/1/25...........................    1,444,880        1,496,346
   Government National Mortgage Association,
     9.00%, 9/15/25..........................      127,130          134,678
   Government National Mortgage Association,
     6.00%, 1/20/99..........................      275,000          277,922
   Government National Mortgage Association,
     6.00%, 10/20/25 (a).....................    1,154,060        1,165,600
                                                               ------------
TOTAL MORTGAGE PASS-THROUGH SECURITIES
 (Identified cost $6,068,445)................                     6,162,566
                                                               ------------
U.S. GOVERNMENT OBLIGATIONS--43.2%
   United States Treasury Bond Strip, 0.00%,
     11/15/21................................    1,270,000          258,788
   United States Treasury Notes, 7.50%,
     11/15/01................................      491,000          540,792
   United States Treasury Notes, 8.875%,
     2/15/99.................................      720,000          793,800
   United States Treasury Notes, 5.75%,
     10/31/00................................    1,115,000        1,131,023
   United States Treasury Notes, 7.375%,
     11/15/97................................    1,580,000        1,639,740
   United States Treasury Notes, 7.875%,
     11/15/04................................    3,044,000        3,523,430
   United States Treasury Notes, 7.75%,
     12/31/99................................    3,436,000        3,728,610
   United States Treasury Notes, 5.125%,
     4/30/98.................................    6,500,000        6,486,805
   United States Treasury Strips, 0.00%,
     8/15/02.................................    1,000,000          699,840
   United States Treasury Strips, 0.00%,
     5/15/05.................................    1,898,000        1,116,992
                                                               ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Identified cost $19,686,260)...............                    19,919,820
                                                               ------------
SHORT TERM INVESTMENTS--5.4%
REPURCHASE AGREEMENT--3.9%
   State Street Bank and Trust Co., 5.70%,
     1/2/96 (collateralized by U.S. Treasury
     Bills, due 12/12/96; total par value
     $1,935,000; valued at $1,843,269).......    1,806,000        1,806,000
                                                               ------------
FEDERAL AGENCIES--0.7%
   Federal National Mortgage Association
     Discount Notes, 5.45%, 1/16/96..........      130,000          129,705
   Federal National Mortgage Association
     Discount Notes, 5.45%, 1/3/96...........      185,000          184,944
                                                               ------------
                                                                    314,649
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
U.S. GOVERNMENT OBLIGATION--0.8%
   United States Treasury Bills, 4.65%,
     1/11/96.................................  $   385,000     $    384,503
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $2,505,151)................                     2,505,152
                                                               ------------
TOTAL INVESTMENTS
 (Identified cost $45,042,777) (b)...........         98.5%      45,386,431

                                                PRINCIPAL
                 DESCRIPTION                     AMOUNT           VALUE
--------------------------------------------------------------------------------
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES.................................          1.5     $    696,972
                                                      ----        ---------
NET ASSETS...................................        100.0%    $ 46,083,403
                                                     =====       ==========


(a) Variable rate security. Interest shown is the current rate.
(b) The aggregate cost for federal income tax purposes is $45,042,777; aggregate gross unrealized appreciation is $574,652 and the aggregate gross unrealized depreciation is $230,998, resulting in net unrealized appreciation of $343,654.

--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO
CURRENCY DENOMINATED BONDS*--89.3%
ARGENTINA PESO--1.2%
GOVERNMENT OBLIGATION
   Bocon Pre 1 Pesos 2197, 0.00%,
     4/1/01.........................  ARP       1,100,000     $   956,809
                                                              -----------
AUSTRALIAN DOLLAR--2.9%
GOVERNMENT OBLIGATIONS
   Commonwealth of Australia, 8.75%,
     1/15/01........................  AUD       1,218,000         941,130
   Commonwealth of Australia,
     13.00%, 7/15/00................            1,469,000       1,310,930
                                                              -----------
   TOTAL AUSTRALIAN DOLLAR..........                            2,252,060
                                                              -----------
BRAZILIAN REAL--1.2%
CORPORATE BOND
   Chase Brazil Note, 27.152%,
     3/1/96 (a).....................  BRL         973,037         956,787
                                                              -----------
BRITISH POUND--0.8%
GOVERNMENT OBLIGATIONS
   United Kingdom Treasury, 2.50%,
     7/17/24........................  GBP         350,000         657,201
                                                              -----------
CANADIAN DOLLAR--4.9%
CONVERTIBLE BOND
   Canada Trustco, 7.00%, 7/1/09....  CAD       2,000,000       1,340,169
GOVERNMENT OBLIGATIONS
   Canada Government, 7.50%,
     12/1/03........................  CAD       2,930,000       2,211,243
   Quebec Housing, 8.95%, 5/13/13...              394,000         313,117
                                                              -----------
   TOTAL CANADIAN DOLLAR............                            3,864,529
                                                              -----------
CZECH KORUNA--3.9%
CORPORATE BONDS
   CEZ AS, 14.375%, 1/27/01.........  CZK      20,370,000         817,366
   Czech Trade Bank, 11.125%,
     8/26/97........................           20,000,000         754,519
   Skofin, 11.625%, 2/9/98..........           40,000,000       1,517,288
                                                              -----------
   TOTAL CZECH KORUNA...............                            3,089,173
                                                              -----------
DANISH KRONE--3.6%
CORPORATE BONDS
   Kreditforen Denmark, 10.20%,
     4/15/04........................  DKK       9,000,000       1,786,223
   Nykredit, 6.00%, 10/1/26.........            7,089,480       1,061,666
                                                              -----------
   TOTAL DANISH KRONE...............                            2,847,889
                                                              -----------
GERMAN MARK--1.0%
CORPORATE BOND
   Autobahn Tank & Rast, 6.00%,
     10/16/00.......................  DEM       1,050,000         750,042
                                                              -----------
GREEK DRACHMA--0.6%
GOVERNMENT OBLIGATION
   Greek Treasury Bill, 0.00%,
     7/17/96........................  GRD     130,000,000         508,288
                                                              -----------
HUNGARIAN FORINTS--0.6%
GOVERNMENT OBLIGATION
   Hungarian Treasury Bill, 0.00%,
     10/11/96.......................  HUF      75,900,000         448,134
                                                              -----------
INDONESIAN RUPIAH--1.1%
CORPORATE BONDS
   Bakrie & Brothers, 0.00%,
     4/15/96........................  IDR   1,000,000,000         413,345
   Indah Kiat, 0.00%, 3/21/96.......        1,000,000,000         422,086
                                                              -----------
   TOTAL INDONESIAN RUPIAH..........                              835,431
                                                              -----------
IRISH POUND--3.0%
GOVERNMENT OBLIGATION
   Republic of Ireland, 6.25%,
     4/1/99.........................  IEP       1,505,000       2,389,061
                                                              -----------
ITALIAN LIRA--2.0%
GOVERNMENT OBLIGATION
   Republic of Italy, 8.50%,
     8/1/99.........................  ITL   2,575,000,000       1,538,879
                                                              -----------
MEXICAN PESO--0.2%
CORPORATE BOND
   Ajustobonos, 0.00%, 2/15/96......  MXP         555,000         163,398
                                                              -----------
NEW ZEALAND DOLLAR--0.9%
GOVERNMENT OBLIGATION
   Government of New Zealand,
     10.00%, 7/15/97................  NZD       1,065,000         715,375
                                                              -----------
NORWEGIAN KRONE--2.2%
CORPORATE BOND
   Sparebanken Norway, 10.25%,
     6/23/03 (a)....................  NOK      10,000,000       1,704,267
                                                              -----------
PORTUGUESE ESCUDO--0.6%
GOVERNMENT OBLIGATION
   Republic of Portugal, 11.875%,
     2/23/00........................  PTE      61,500,000         442,447
                                                              -----------
SOUTH AFRICAN RAND--0.7%
GOVERNMENT OBLIGATION
   Republic of South Africa, 11.50%,
     5/30/00........................  ZAR       2,032,200         511,608
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
------------------------------------------------------------------------

                                             PRINCIPAL
            DESCRIPTION                        AMOUNT            VALUE
------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
SPANISH PESETA--1.6%
GOVERNMENT OBLIGATION
   Kingdom of Spain, 12.25%,
     3/25/00........................  ESP     140,000,000     $ 1,267,156
                                                              -----------
THAILAND BAHT--1.6%
CORPORATE BONDS
   Industrial Group Finance of
     Thailand, 11.25%, 5/14/96......  THB       3,000,000         119,177
   Krung Thai Than BE, 0.00%,
     1/12/96........................           10,000,000         395,671
   Phatra Thanakit BE, 0.00%,
     6/20/96 (a)....................           20,000,000         755,592
                                                              -----------
   TOTAL THAILAND BAHT..............                            1,270,440
                                                              -----------
UNITED STATES DOLLAR--54.7%
CONVERTIBLE BONDS
   Burns Philp, 5.50%, 4/30/04......  USD  $      800,000         692,000
   Dairy Farm International Holdings
     Ltd., 0.00%, 5/10/49...........              250,000         197,500
   Zenith Electric, 6.25%, 4/1/11...              535,000         379,850
CORPORATE BONDS
   Act III Broadcasting Inc.,
     10.25%, 12/15/05...............              400,000         410,000
   Alpine Group Inc. 144A, 12.25%,
     7/15/03........................              718,000         703,640
   Arcadian Partners Series B,
     10.75%, 5/1/05.................              798,000         881,790
   Astra International, 9.75%,
     4/29/01........................            1,540,000       1,632,400
   Ce Casecnan Water & Energy Inc.
     Series B 144A, 11.95%,
     11/15/10.......................              750,000         757,500
   Comcast Corp., 9.125%,
     10/15/06.......................              320,000         333,600
   Comcast Corp., 9.50%,
     1/15/08........................              479,000         507,740
   Crown Paper Co., 11.00%,
     9/1/05.........................              390,000         341,250
   Den Norske Credit, 6.125%,
     11/29/49 (a)...................              800,000         631,480
   Eletson Holdings Inc., 9.25%,
     11/15/03.......................              700,000         693,000
   Export-Import Bank of Japan,
     8.00%, 6/4/00..................              444,125         448,886
   Flagstar Corp., 10.75%,
     9/15/01........................              800,000         732,000
   Forenings Banken 144A, 7.234%,
     11/29/49 (a)...................              750,000         745,500
   Fort Howard Corp., 8.25%,
     2/1/02.........................              785,000         765,375
   Fundy Cable Ltd., 11.00%,
     11/15/05.......................              535,000         556,400
   Hong Kong & Shanghai Bank, 6.25%,
     8/29/49 (a)....................            1,200,000         958,200
   Lennar Central Partners Ltd.
     Participating Class D 144A,
     9.89%, 9/15/04.................              370,000         370,000
   Mothers Work Inc. 144A, 12.625%,
     8/1/05.........................              739,000         727,915
                                                PRINCIPAL
DESCRIPTION                                        AMOUNT           VALUE
-------------------------------------------------------------------------
   Noble Drilling Corp., 9.25%,
     10/1/03........................       $      820,000     $   861,000
   NorthWest Airlines Inc., 8.625%,
     8/1/96.........................              420,000         421,050
   Paxson Communications Corp. 144A,
     11.625%, 10/1/02...............              425,000         432,969
   Pueblo Xtra International, 9.50%,
     8/1/03.........................               96,000          91,680
   Reliance Industries, Ltd. 144A,
     8.125%, 9/27/05................            1,500,000       1,507,500
   Rowan Companies, Inc., 11.875%,
     12/1/01........................              820,000         889,700
   Silgan Corp., 11.75%, 6/15/02....              767,000         822,607
   Sparbankernas Bank, 7.719%,
     10/20/49 (a)...................              900,000         914,985
   Walbro Corp. 144A, 9.875%,
     7/15/05........................              850,000         847,875
   Williamhouse Regency Delaware
     Inc. 144A, 13.00%,
     11/15/05.......................              575,000         603,750
FEDERAL AGENCIES
   Federal Home Loan Mortgage Corp.,
     6.946%, 2/1/24 (a).............            1,646,326       1,681,825
   Federal Home Loan Mortgage Corp.,
     8.00%, 5/1/25..................            2,116,850       2,193,585
   Federal National Mortgage
     Association, 7.503%, 11/1/27
     (a)............................            1,635,385       1,667,582
   Government National Mortgage
     Association, 6.00%, 10/20/25
     (a)............................            1,756,821       1,774,389
   Government National Mortgage
     Association, 6.00%, 11/20/25
     (a)............................            2,176,013       2,198,453
FOREIGN GOVERNMENT OBLIGATIONS
   Argentina Bono 1998 Boax 0,
     8.992%, 4/4/98 (b).............              350,000         346,150
   Argentina Bote X, 5.688%, 4/1/00
     (b)............................              600,000         358,800
   Argentina Pensioner Bocon, 0.00%,
     4/1/01 (c).....................              200,000         194,750
   Banco Central de Costa Rica
     Series A, 6.727%,
     5/21/05 (a)....................              240,032         196,827
   Federal Republic of Brazil,
     6.6875%, 1/1/01 (a)............              855,000         734,231
   Government of Poland, 6.875%,
     10/27/24 (a)...................            2,200,000       1,661,000
   Kingdom of Jordan, 4.00%,
     12/23/23.......................            1,750,000         848,750
   Republic of Brazil Federative,
     6.8125%, 4/15/06 (a)...........            1,900,000       1,301,500
   Republic of South Africa, 9.625%,
     12/15/99.......................              750,000         811,875
MUNICIPAL BOND
   Allegheny County Pennsylvania
     Hospital Development, 5.375%,
     12/1/25........................              810,000         796,343

   The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
-------------------------------------------------------------------------

                                                PRINCIPAL
DESCRIPTION                                        AMOUNT           VALUE
-------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
U.S. GOVERNMENT OBLIGATIONS
   United States Treasury Notes,
     5.625%, 8/31/97................       $    1,435,000     $ 1,444,198
   United States Treasury Notes,
     6.875%, 10/31/96...............              100,000         101,281
YANKEE BOND
   Bridas Corp., 12.50%, 11/15/99...              800,000         794,000
COLLATERALIZED MORTGAGE OBLIGATIONS
   Asset Securitization Corp. Series
     1995-MD4, Class ACS2, 2.433%,
     8/13/29 (a)....................            3,880,000         759,631
   Federal Home Loan Mortgage PC
     Guaranteed, Series 1490, Class
     E, 6.50%, 4/15/08..............            3,575,000         750,750
   Federal Home Loan Mortgage PC
     Guaranteed, Series 1694, Class
     V, 6.50%, 12/15/21.............            4,750,000         699,141
   Federal Home Loan Mortgage PC,
     Series 1587, Class HA, 6.50%,
     10/15/08.......................            5,518,488         735,511
                                                              -----------
   TOTAL UNITED STATES DOLLAR.......                           42,909,714
                                                              -----------
TOTAL CURRENCY DENOMINATED BONDS*
 (Identified cost $68,865,827)......                           70,078,688
                                                              -----------
STRUCTURED NOTES--4.5%
   ING Polish Note, 0.00%, 2/21/96..              335,665         324,756
   J P Morgan Polish Note, 0.00%,
     1/24/96........................              724,280         701,031
   Morgan Stanley Group Inc.,
     14.25%, 6/26/96 (a)............              500,000         419,500
   YPF Sociedad Anonima, 7.50%,
     10/26/02.......................              736,325         743,688
   United Mexican States 144A,
     0.00%, 11/27/96 (d)............            1,300,000       1,322,750
                                                              -----------
TOTAL STRUCTURED NOTES
 (Identified cost $3,517,303).......                            3,511,725
                                                              -----------
SHORT TERM INVESTMENT--4.5%
REPURCHASE AGREEMENT--4.5%
 (Identified cost $3,520,000)
   State Street Bank and Trust Co.,
     5.70%, 1/2/96 (collateralized
     by U.S. Treasury Bills, due
     12/12/96; total par value
     $3,770,000; valued at
     $3,591,279)....................            3,520,000       3,520,000
                                                              -----------
TOTAL INVESTMENTS
 (Identified cost $75,903,130)
   (e)..............................                 98.3%     77,110,413
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES........................                  1.7       1,363,511
                                                     ----       ---------
NET ASSETS..........................                100.0%    $78,473,924
                                                    =====      ==========


(a) Variable rate security. Interest shown is the current rate.
(b) Coupon set quarterly to 3 month LIBOR. Current rate shown.
(c) Zero coupon until 5/1/97, then coupon set monthly to 30 day LIBOR.
(d) Value set monthly based on CETES/LIBOR rates.
(e) The aggregate cost for federal income tax purposes is $76,140,116; aggregate gross unrealized appreciation is $1,517,650 and the aggregate gross unrealized depreciation is $547,353, resulting in net unrealized appreciation of $970,297.

 * Percentages of holdings are presented in the portfolio by currency denomination.

   Percentages by country are as follows:

   Argentina 3.3%, Australia 2.9%, Brazil 3.8%, Canada 4.9%, Costa Rica 0.3%, Czech Republic 3.9%, Denmark 3.6%, Germany 1.0%, Greece 0.6%, Hong Kong 1.2%, Hungary 0.6%, Indonesia 1.1%, Ireland 3.0%, Italy 2.0%, Japan 0.6%, Jordan 1.1%, Mexico 1.9%, New Zealand 0.9%, Norway 5.1%, Philippines 1.0%, Poland 3.4%, Portugal 0.6%, South Africa 1.7%, Spain 1.6%, Sweden 2.1%, Thailand 1.6%, United Kingdom 0.8%, United States 39.2%.

   Percentages by industry are as follows:

   Auto Parts 3.2%, Banking 6.6%, Broadcasting 1.1%, Building & Building Materials 1.0%, Cable Systems 1.1%, Chemicals & Chemical Manufacturing 3.0%, Electronics 1.4%, Food & Beverages 0.3%, Holdings Company 0.9%, Oil & Gas Equipment 2.2%, Packaging 1.0%, Paper Manufacturing & Products 2.7%, Restaurants 0.9%, Retail 1.0%, Shipbuilding 0.9%, Telecommunications 0.7%, Transportation & Freight Services 0.5%, Utilities 2.0%, Collateralized Mortgage Obligation 3.8%, U.S. Government Obligations 16.9%, Foreign Government Obligations 37.8%, Municipal Bonds 1.0%, Structured Notes 2.8%, Yankee Bonds 1.0%.

Forward Foreign Currency Contracts open at December 31, 1995:

                                                               Unrealized
     Contracts              In Exchange         Delivery      Appreciation
    to Deliver                  For               Date       (Depreciation)
-------------------     -------------------     --------     --------------
$       2,319,053       JPY   222,420,361         9/3/96        $(92,983)
JPY   222,420,361              $2,364,916         9/3/96         138,846
$         755,892        THB   19,033,360         4/5/96            (300)
AUD     2,897,236              $2,155,000        3/12/96           9,100
CAD     4,790,223              $3,523,000        3/12/96          15,455
$         282,658         DEM     403,700        3/12/96            (203)
DEM     6,008,452              $4,199,968        3/12/96          (3,940)
$       1,113,480        DKK    6,153,537        3/12/96          (3,257)
DKK    21,775,923              $3,919,000        3/12/96          (9,819)
ESP   147,262,500              $1,190,000        3/12/96         (15,194)
GBP       447,225                $685,000        3/12/96          (8,321)
IEP     1,455,175              $2,313,000        3/12/96         (17,341)
ITL 2,461,074,000              $1,522,000        3/12/96         (13,064)
$          95,000        JPY    9,567,450        3/12/96          (1,369)
JPY    32,520,300                $325,000        3/12/96           6,743
NOK    10,417,722              $1,649,000        3/12/96           2,922
$          56,983        XEU       44,624        3/12/96             144
XEU       669,831                $860,792        3/12/96           3,285
$       1,552,698       ITL 2,487,266,171        1/19/96          13,468
$         247,918        ZAR      911,967         1/4/96           2,244
DKK     6,152,360              $1,110,194         1/2/96           2,159
                                                                --------
                                                                $ 28,575
                                                                ========

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                NUMBER
                DESCRIPTION                   OF SHARES           VALUE
---------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
COMMON STOCKS--91.4%
AUTO PARTS--5.3%
   A.O. Smith Class B......................       300,000     $   6,225,000
   Carlisle Companies, Inc. ...............       133,000         5,369,875
   Durakon Industries, Inc. (a)............       430,000         5,375,000
   Lear Seating Corp. (a)..................       224,800         6,519,200
   Masland Corp. ..........................       528,000         7,392,000
   Standard Motor Products, Inc. Class A...       215,000         3,225,000
                                                              -------------
                                                                 34,106,075
                                                              -------------
BANKS--4.7%
   Albank Financial Corp. .................       169,000         5,070,000
   Baybanks, Inc. .........................        59,600         5,855,700
   Cullen Frost Bankers, Inc. .............       136,000         6,800,000
   Hibernia Corp. Class A..................       580,000         6,235,000
   Signet Banking Corp. ...................       274,600         6,521,750
                                                              -------------
                                                                 30,482,450
                                                              -------------
BROADCASTING--2.2%
   Cablevision Systems Corp. Class A (a)...        84,600         4,589,550
   Evergreen Media Corp. Class A (a).......       100,000         3,200,000
   Katz Media Group, Inc. (a)..............       348,200         6,137,025
                                                              -------------
                                                                 13,926,575
                                                              -------------
BUILDING & CONSTRUCTION--1.7%
   Centex Construction Products, Inc.
     (a)...................................       288,400         4,145,750
   Redman Industries, Inc. (New) (a).......       200,000         6,750,000
                                                              -------------
                                                                 10,895,750
                                                              -------------
CHEMICALS & PLASTICS--3.6%
   Crompton & Knowles Corp. ...............       563,700         7,469,025
   Fuller H B Co. .........................       237,400         8,249,650
   Mississippi Chemical Corp. .............       319,000         7,416,750
                                                              -------------
                                                                 23,135,425
                                                              -------------
COMMUNICATIONS--3.0%
   Associated Group, Inc. Class A (a)......        56,650         1,069,269
   Associated Group, Inc. Class B (a)......       256,650         4,876,350
   Cellular Communications of Puerto Rico,
     Inc. (a)..............................       230,058         6,384,109
   International CableTel, Inc. (a)........       296,000         7,252,000
                                                              -------------
                                                                 19,581,728
                                                              -------------
COMPUTERS & BUSINESS EQUIPMENT--1.7%
   Wang Labs, Inc. (a).....................       643,100        10,691,538
                                                              -------------
COMPUTER SOFTWARE--0.9%
   Ameridata Technologies, Inc. (a)........       610,000         5,871,250
                                                              -------------
COSMETICS & TOILETRIES--2.9%
   Alberto Culver Co. Class A..............       276,900         8,445,450
   Maybelline, Inc. .......................       291,800        10,577,750
                                                              -------------
                                                                 19,023,200
                                                              -------------
DRUGS & HEALTH CARE--1.7%
   FHP International Corp. (a).............       132,500         3,776,250
   Perrigo Co. (a).........................       618,000         7,338,750
                                                              -------------
                                                                 11,115,000
                                                              -------------
ELECTRICAL EQUIPMENT--2.4%
   Belden, Inc. ...........................       252,900         6,512,175
   UCAR International, Inc. (a)............       275,000         9,281,250
                                                              -------------
                                                                 15,793,425
                                                              -------------

                                                NUMBER
                DESCRIPTION                   OF SHARES           VALUE
---------------------------------------------------------------------------
ELECTRONICS--4.1%
   Amphenol Corp. Class A (a)..............       416,800     $  10,107,400
   Lexmark International Group, Inc. Class
     A (a).................................       413,600         7,548,200
   Oak Industries, Inc. (a)................       455,900         8,548,125
                                                              -------------
                                                                 26,203,725
                                                              -------------
ENERGY--0.2%
   California Energy Company, Inc. (a).....        81,700         1,593,150
                                                              -------------
FINANCIAL SERVICES--1.2%
   Rollins Truck Leasing Corp. ............       685,800         7,629,525
                                                              -------------
HOUSEHOLD APPLIANCES & HOME
 FURNISHINGS--3.9%
   Ethan Allen Interiors, Inc. (a).........       298,000         6,071,750
   Heilig Meyers Co. ......................       277,900         5,106,413
   Miller (Herman), Inc. ..................       276,700         8,301,000
   Sunbeam Corp. Delaware (New)............       364,100         5,552,525
                                                              -------------
                                                                 25,031,688
                                                              -------------
INDUSTRIAL & MACHINERY--2.3%
   Mark IV Industries, Inc. ...............       431,729         8,526,648
   Trinova Corp. ..........................       211,400         6,051,325
                                                              -------------
                                                                 14,577,973
                                                              -------------
INSURANCE--6.4%
   Alexander & Alexander Services, Inc. ...       167,900         3,190,100
   American Bankers Insurance Group,
     Inc. .................................       208,600         8,135,400
   Gryphon Holdings, Inc. (a)..............       150,000         2,887,500
   NAC Re Corp. ...........................       240,000         8,640,000
   Prudential Reinsurance Holdings,
     Inc. .................................       310,900         7,267,287
   Reliance Group Holdings, Inc. ..........       276,100         2,381,363
   Western National Corp. .................       550,000         8,868,750
                                                              -------------
                                                                 41,370,400
                                                              -------------
LEISURE TIME--2.1%
   Players International, Inc. (a).........       570,000         6,091,875
   Polaris Industries, Inc. ...............       260,000         7,637,500
                                                              -------------
                                                                 13,729,375
                                                              -------------
MACHINERY--4.5%
   Briggs & Stratton Corp. ................       289,300        12,548,387
   Manitowoc, Inc. ........................       313,000         9,585,625
   Measurex Corp. .........................       248,700         7,025,775
                                                              -------------
                                                                 29,159,787
                                                              -------------
MANUFACTURING--4.0%
   Alltrista Corp. (a).....................       311,400         5,605,200
   Crane Co. ..............................       271,400        10,007,875
   Pentair, Inc. ..........................       139,500         6,940,125
   Varlen Corp. ...........................       157,700         3,390,550
                                                              -------------
                                                                 25,943,750
                                                              -------------
MEDICAL SUPPLIES--1.5%
   Dentsply International, Inc. ...........       240,000         9,600,000
                                                              -------------
OIL & GAS--3.4%
   Diamond Shamrock, Inc. .................       200,000         5,175,000
   Helmerich & Payne, Inc. ................       306,500         9,118,375
   Vintage Petroleum, Inc. ................       332,000         7,470,000
                                                              -------------
                                                                 21,763,375
                                                              -------------
PAPER PRODUCTS--0.9%
   Bowater, Inc. ..........................       155,000         5,502,500
                                                              -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                NUMBER
                DESCRIPTION                   OF SHARES           VALUE
---------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
PUBLISHING--2.4%
   Banta Corp. ............................       211,100     $   9,288,400
   Houghton Mifflin Co. ...................       144,000         6,192,000
                                                              -------------
                                                                 15,480,400
                                                              -------------
REAL ESTATE--4.8%
   Avalon Properties, Inc. ................       238,600         5,129,900
   Bay Apartment Communities, Inc. ........       175,000         4,243,750
   Crescent Real Estate Equities, Inc. ....       193,900         6,616,837
   FelCor Suite Hotels, Inc. ..............       330,000         9,157,500
   Liberty Property Trust..................       271,500         5,633,625
                                                              -------------
                                                                 30,781,612
                                                              -------------
RESTAURANTS, LODGING & ENTERTAINMENT--2.2%
   IHOP Corp. (New) (a)....................       297,500         7,735,000
   Sbarro, Inc. ...........................       301,300         6,477,950
                                                              -------------
                                                                 14,212,950
                                                              -------------
RETAIL--8.4%
   Alexander's, Inc. (a)...................        80,000         5,560,000
   Carson Pirie Scott & Co. (a)............       431,200         8,570,100
   Fred Meyer, Inc. (a)....................       119,300         2,684,250
   Good Guys, Inc. (a).....................       175,800         1,582,200
   Home Shopping Network, Inc. (a).........       648,900         5,840,100
   Intelligent Electronics, Inc. ..........       855,600         5,133,600
   Jones Apparel Group, Inc. (a)...........       232,600         9,158,625
   Revco D.S., Inc. (a)....................       217,062         6,132,001
   Sothebys Holdings, Inc. ................       693,200         9,878,100
                                                              -------------
                                                                 54,538,976
                                                              -------------
SERVICES--3.0%
   Gtech Holdings Corp. (a)................       321,700         8,364,200
   The Pittston Services Group.............       356,400        11,182,050
                                                              -------------
                                                                 19,546,250
                                                              -------------
STEEL--2.0%
   Huntco, Inc. Class A....................       301,300         4,632,488
   Lukens, Inc. ...........................       298,800         8,590,500
                                                              -------------
                                                                 13,222,988
                                                              -------------
TECHNOLOGY--0.0%
   Verbex Voice Systems, Inc. (a),(b)......       180,501           180,501
                                                              -------------
TELECOMMUNICATION--0.5%
   CAI Wireless Systems, Inc. (a)..........       330,000         3,176,250
                                                              -------------
TELECOMMUNICATION EQUIPMENT--1.3%
   Scientific Atlanta, Inc. ...............       575,000         8,625,000
                                                              -------------
TEXTILES, SHOES & APPAREL--2.2%
   Authentic Fitness Corp. ................       275,000         5,706,250
   Warnaco Group, Inc. Class A.............       265,000         6,625,000
   Westpoint Stevens, Inc. Class A (a).....        90,300         1,811,644
                                                              -------------
                                                                 14,142,894
                                                              -------------
TOTAL COMMON STOCKS
 (Identified cost $511,858,156)............                     590,635,485
                                                              -------------

                                                NUMBER
                DESCRIPTION                   OF SHARES           VALUE
---------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
 (Identified cost $1,500,000)
TECHNOLOGY--0.1%
   Verbex Voice Systems, Inc. Series F
     (conv.) (a),(b).......................       687,285     $     500,343
                                                              -------------
                                              PRINCIPAL
                                                AMOUNT
                                             ------------
CONVERTIBLE BONDS--0.3%
COMMUNICATIONS--0.2%
   International CableTel, Inc. 144A,
     7.25%, 4/15/05........................  $  1,400,000         1,498,000
                                                              -------------
RESTAURANTS, LODGING & ENTERTAINMENT--0.1%
   Interactive Light Holdings, Inc., 8.00%,
     1/25/99 (b)...........................     1,000,000           500,000
                                                              -------------
TECHNOLOGY--0.0%
   Verbex Voice Systems, Inc., 10.00%,
     12/31/95 (b)..........................       100,000           100,000
                                                              -------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $2,500,000)..............                       2,098,000
                                                              -------------
SHORT TERM INVESTMENT--7.4%
REPURCHASE AGREEMENT--7.4%
 (Identified cost $47,748,000)
   State Street Bank and Trust Co., 5.70%,
     1/2/96 (collateralized by U.S.
     Treasury Notes, 5.75%, due 9/30/97;
     total par value $47,615,000; valued at
     $48,704,574)..........................    47,748,000        47,748,000
                                                              -------------
TOTAL INVESTMENTS
 (Identified cost $563,606,156) (c)........          99.2%      640,981,828
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES...............................           0.8         5,389,176
                                                     ----        ----------
NET ASSETS.................................         100.0%    $ 646,371,004
                                                    =====     =============

(a) Non-income producing security.
(b) Private placement (see note 6).
(c) The aggregate cost for federal income tax purposes is $563,606,156; aggregate gross unrealized appreciation is $96,906,783 and the aggregate gross unrealized depreciation is $19,531,111, resulting in net unrealized appreciation of $77,375,672.

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                 NUMBER
                DESCRIPTION                     OF SHARES          VALUE
----------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP
 PORTFOLIO
COMMON STOCKS--87.9%
ARGENTINA--2.0%
   Capex SA 144A (c).......................        158,200     $   2,293,900
                                                               -------------
AUSTRALIA--1.2%
   Bibury Ltd. (a),(d).....................        472,100                 0
   Pacific Mutual Ltd. ....................        991,200         1,436,628
                                                               -------------
   TOTAL AUSTRALIA.........................                        1,436,628
                                                               -------------
AUSTRIA--1.3%
   Vae Eisenbahnsyst.......................         17,400         1,467,480
                                                               -------------
BRAZIL--1.7%
   Capco Automotive Products Corp. ........        275,200         1,960,800
                                                               -------------
DENMARK--2.4%
   Spar Nord Holding.......................         39,100         1,323,872
   Sparekassen Bikube......................         45,200         1,497,848
                                                               -------------
   TOTAL DENMARK...........................                        2,821,720
                                                               -------------
FINLAND--2.6%
   Finnair.................................        296,700         2,217,030
   Sampo Insurance Company Ltd. ...........         14,500           776,774
                                                               -------------
   TOTAL FINLAND...........................                        2,993,804
                                                               -------------
FRANCE--3.9%
   Club Mediterranee.......................          4,622           369,043
   Imetal..................................         17,600         2,102,512
   Unibail SA..............................         19,400         2,004,574
                                                               -------------
   TOTAL FRANCE............................                        4,476,129
                                                               -------------
GERMANY--9.0%
   Cewe Color Holding AG...................          6,100         2,019,868
   Doerries Scharmann AG...................         76,994           279,100
   Hornbach Holding AG.....................         30,300         2,640,293
   Moebel Walther AG.......................        101,770         3,369,867
   WMF Wuerttembergische Metallwarenfabrik
     AG....................................          9,600         2,074,590
                                                               -------------
   TOTAL GERMANY...........................                       10,383,718
                                                               -------------
HONG KONG--3.5%
   Manhattan Card Co. .....................      4,026,000         1,718,177
   Peregrine Investment....................      1,800,000         2,327,837
                                                               -------------
   TOTAL HONG KONG.........................                        4,046,014
                                                               -------------
IRELAND--3.4%
   Fitzwilton PLC..........................      2,861,700         2,199,193
   Unidare PLC.............................        378,200         1,695,421
                                                               -------------
   TOTAL IRELAND...........................                        3,894,614
                                                               -------------
ISRAEL--2.1%
   ECI Telecom Ltd. .......................        105,400         2,404,437
                                                               -------------
ITALY--2.7%
   Arnoldo Mondadori Editore...............        350,800         3,039,438
   Unipol..................................         21,000           134,546
                                                               -------------
   TOTAL ITALY.............................                        3,173,984
                                                               -------------
JAPAN--7.2%
   Cowboy Company Ltd. ....................        149,000         2,525,424
   FCC Company Ltd. .......................         80,000         2,820,339
   Towa Pharmaceutical Company Ltd. .......         80,000         2,944,310
                                                               -------------
   TOTAL JAPAN.............................                        8,290,073
                                                               -------------

                                                 NUMBER
                DESCRIPTION                     OF SHARES          VALUE
----------------------------------------------------------------------------
NEW ZEALAND--4.8%
   Fisher & Paykel.........................        719,416     $   2,187,032
   Warehouse Group.........................        437,100         1,160,189
   Wrightson Ltd. .........................      2,925,200         2,218,379
                                                               -------------
   TOTAL NEW ZEALAND.......................                        5,565,600
                                                               -------------
NORWAY--5.0%
   Aker AS Class B.........................        186,800         2,270,820
   Fokus Bank (a)..........................        649,000         3,504,176
                                                               -------------
   TOTAL NORWAY............................                        5,774,996
                                                               -------------
PAKISTAN--0.0%
   Lever Brothers..........................            540            11,126
   Packages................................            750             2,214
                                                               -------------
   TOTAL PAKISTAN..........................                           13,340
                                                               -------------
PHILIPPINES--1.9%
   Philippine Commercial International
     Bank (a)..............................        243,000         2,241,937
                                                               -------------
PORTUGAL--2.0%
   Corticeira Amorim SA....................        197,100         2,271,572
                                                               -------------
SPAIN--5.1%
   Corporation Financiera Reunida SA.......      1,070,400         3,706,249
   Vallehermoso SA.........................        120,000         2,230,833
                                                               -------------
   TOTAL SPAIN.............................                        5,937,082
                                                               -------------
SWEDEN--6.0%
   Getinge Industrier AB...................         44,466         2,025,839
   IRO AB (a)..............................        204,100         2,305,451
   TV 4 AB Series A........................        149,200         2,584,153
                                                               -------------
   TOTAL SWEDEN............................                        6,915,443
                                                               -------------
SWITZERLAND--6.9%
   Bil GT Gruppe AG........................          5,000         2,947,551
   Logitech International PLC..............         25,100         2,589,423
   Swisslog Holding AG.....................          8,690         2,410,750
                                                               -------------
   TOTAL SWITZERLAND.......................                        7,947,724
                                                               -------------
TAIWAN--1.6%
   Yageo Corp. (a), (c)....................        213,100         1,917,900
                                                               -------------
UNITED KINGDOM--11.6%
   Amec PLC................................         35,247            51,455
   Bell Cablemedia PLC (a),(b).............         75,400         1,206,400
   Greycoat PLC............................        832,175         1,796,433
   London Clubs International PLC..........        342,800         2,246,647
   McBride PLC (a).........................        660,000         1,978,258
   Scholl PLC..............................      1,028,400         3,066,513
   Takare PLC..............................      1,087,400         3,039,789
                                                               -------------
   TOTAL UNITED KINGDOM....................                       13,385,495
                                                               -------------
TOTAL COMMON STOCKS
 (Identified cost $103,585,858)............                      101,614,390
                                                               -------------
PREFERRED STOCKS--4.7%
AUSTRIA--1.3%
   Bau Holdings AG.........................         39,900         1,500,432
                                                               -------------
GERMANY--1.7%
   Sander (Jil) AG.........................          2,700         1,976,298
                                                               -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                 NUMBER
                DESCRIPTION                     OF SHARES          VALUE
----------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO (CONTINUED)
UNITED KINGDOM--1.7%
   Signet Group PLC (a),(b)................             38     $   1,900,000
                                                               -------------
TOTAL PREFERRED STOCKS
 (Identified cost $5,664,250)..............                        5,376,730
                                                               -------------

                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
CONVERTIBLE BONDS--3.0%
PHILIPPINES--1.4%
   Bacnotan Consolidated Industries,
     5.50%, 6/21/04........................    $ 2,000,000         1,700,000
                                                               -------------
UNITED STATES--1.6%
   International CableTel Inc. 144A,
     7.25%, 4/15/05........................      1,700,000         1,819,000
                                                               -------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $3,700,000)..............                        3,519,000
                                                               -------------
SHORT TERM INVESTMENT--6.7%
REPURCHASE AGREEMENT--6.7%
 (Identified cost $7,711,000)
   State Street Bank and Trust Co., 5.70%,
     1/2/96 (collateralized by U.S.
     Treasury Bills, due 12/12/96; total
     par value $8,260,000; valued at
     $7,868,426)...........................      7,711,000         7,711,000
                                                               -------------
TOTAL INVESTMENTS
 (Identified cost $120,661,108) (e)........          102.3%      118,221,120
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS..............................           (2.3)       (2,686,681)
                                                      ----        ----------
NET ASSETS.................................          100.0%    $ 115,534,439
                                                     =====     =============

(a) Non-income producing security.
(b) American Depository Receipts.
(c) Global Depository Receipts.
(d) Company currently in bankruptcy.
(e) The aggregate cost for federal income tax purposes is $120,735,712; aggregate gross unrealized appreciation is $6,708,912 and the aggregate gross unrealized depreciation is $9,223,504, resulting in net unrealized depreciation of $2,514,592.
 * Percentages of common stocks, preferred stocks, and convertible bonds are presented in the portfolio by currency denomination.

   Percentages by industry are as follows:
   Agriculture 1.9%, Automotive 1.7%, Auto Parts 2.4%, Broadcasting 2.2%, Computers 2.2%, Construction Materials 5.3%, Cosmetics & Toiletries 4.4%, Electrical Equipment 1.5%, Electronics 1.9%, Engineering & Construction 1.3%, Entertainment 1.9%, Financial Services 14.8%, Food & Beverages 2.2%, Health Care 2.6%, Household Products 1.8%, Industrial & Machinery 2.3%, Insurance 0.8%, Leisure Time 1.8%, Lodging 0.3%, Manufacturing 3.3%, Miscellaneous 5.1%, Mortgage Backed Securities 5.7%, Paper Products 2.0%, Pharmaceuticals 2.6%, Publishing 2.6%, Real Estate 5.2%, Retailing 2.6%, Retail Trade 2.9%, Telecommunication 1.6%, Telecommunication Equipment 2.1%, Telephone 1.0%, Textiles, Shoes, and Apparel 1.7%, Transportation & Freight Services 1.9%, Venture Capital 2.0%.
Forward Foreign Currency Contracts open at December 31, 1995:

                                                        Unrealized
   Contracts           In Exchange       Delivery      Appreciation
   to Deliver              For             Date       (Depreciation)
----------------     ---------------     --------     --------------
BEL 93,045,843          $3,141,000        3/13/96        $(32,706)
DEM  7,821,860          $5,436,000        3/13/96         (36,959)
SEK 63,425,392          $9,599,000        3/13/96         101,636
 $   1,094,460       GBP   702,929         1/4/96          (2,786)
 $     117,722       NZD   180,278         1/4/96             138
 $     142,407       NZD   218,583         1/3/96             495
 $     264,919       SEK 1,754,164         1/3/96            (728)
 $     758,901       FIM 3,282,247         1/2/96          (4,257)
                                                         --------
                                                         $ 24,833
                                                         ========

--------------------------------------------------------------------------------

                                                 NUMBER
                                                OF SHARES
                                               -----------
LAZARD SPECIAL EQUITY PORTFOLIO
COMMON STOCKS--89.5%
AEROSPACE & DEFENSE--1.2%
   Tech-Sym Corp. (a)........................       17,500     $    557,812
                                                               ------------
AUTO & TRUCK--1.0%
   Oshkosh Truck Corp. Class B...............       18,000          270,000
   Republic Automotive Parts, Inc. (a).......       15,000          191,250
                                                               ------------
                                                                    461,250
                                                               ------------
BUILDING & HOUSING--5.0%
   Puerto Rican Cement Co., Inc. ............       65,000        2,153,125
   Simpson Manufacturing Co. (a).............       15,000          195,000
                                                               ------------
                                                                  2,348,125
                                                               ------------
BUSINESS SERVICES & SUPPLIES--2.6%
   Ennis Business Forms......................      100,000        1,225,000
                                                               ------------
CHEMICALS & PLASTICS--6.2%
   Aceto Corp. ..............................       77,000        1,174,250
   MacDermid, Inc. ..........................       30,000        1,755,000
                                                               ------------
                                                                  2,929,250
                                                               ------------

                                                 NUMBER
                 DESCRIPTION                    OF SHARES         VALUE
---------------------------------------------------------------------------
FOOD & BEVERAGE--4.2%
   Farmer Brothers Co. ......................       15,000     $  1,980,000
                                                               ------------
HOUSEHOLD APPLIANCES & HOME
 FURNISHINGS--14.2%
   Allen Organ Co. Class B...................       60,000        2,445,000
   Boston Acoustics, Inc. ...................       40,000          920,000
   Chromcraft Revington, Inc. (a)............        9,000          239,625
   Mikasa, Inc. (a)..........................       22,000          297,000
   National Presto Industries, Inc. .........       47,100        1,872,225
   Virco Manufacturing Co. ..................       99,000          903,375
                                                               ------------
                                                                  6,677,225
                                                               ------------
INDUSTRIAL & MACHINERY--9.7%
   Amtrol, Inc. .............................       25,000          381,250
   Paul Mueller Co. .........................       15,000          476,250
   Penn Engineering & Manufacturing Corp. ...       20,000        1,940,000
   Robbins & Myers, Inc. ....................       40,000        1,140,000
   Tecumseh Products Co. Class A.............       12,000          621,000
                                                               ------------
                                                                  4,558,500
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                NUMBER OF
                 DESCRIPTION                     SHARES           VALUE
----------------------------------------------------------------------------

LAZARD SPECIAL EQUITY PORTFOLIO (CONTINUED)
MISCELLANEOUS--6.8%
   Brenco, Inc. .............................       15,300     $    156,825
   Matthews International Corp. .............        8,500          159,375
   Mine Safety Appliances Co. ...............          800           38,200
   NCH Corp. ................................       16,400          947,100
   Tranzonic Companies Class A...............       80,000        1,100,000
   Tranzonic Companies Class B...............       40,000          555,000
   Versa Technologies, Inc. .................       16,400          250,100
                                                               ------------
                                                                  3,206,600
                                                               ------------
MULTI-INDUSTRY--4.2%
   American Filtrona Corp. ..................       15,000          502,500
   Core Industries, Inc. ....................       12,300          158,363
   Kysor Industrial Corp. Delaware...........        6,200          150,350
   Latshaw Enterprises, Inc. (a),(b).........       38,400          259,200
   RPC Energy Services, Inc. (a).............       18,500          168,812
   Wynns International, Inc. ................       24,400          722,850
                                                               ------------
                                                                  1,962,075
                                                               ------------
RESTAURANTS, LODGING & ENTERTAINMENT--2.7%
   Bowl America, Inc. Class A................       80,000          610,000
   International Dairy Queen, Inc.
     Class A (a).............................       30,000          682,500
                                                               ------------
                                                                  1,292,500
                                                               ------------
RETAIL--11.0%
   Arden Group, Inc. Class A (a).............       25,000        1,425,000
   Blair Corp. ..............................       58,000        1,834,250
   Dress Barn, Inc. (a)......................      100,000          962,500
   Haverty Furniture Company, Inc. ..........       11,800          160,775
   Value City Department Stores, Inc. (a)....      115,000          776,250
                                                               ------------
                                                                  5,158,775
                                                               ------------
SERVICES--11.6%
   AFA Protective Systems, Inc. (b)..........       15,100        1,661,000
   Grey Advertising, Inc. ...................        4,000          784,000
   Hilb, Rogal & Hamilton Co. ...............      100,000        1,337,500
                                                 NUMBER
                 DESCRIPTION                    OF SHARES         VALUE
---------------------------------------------------------------------------
   Isomedix, Inc. (a)........................       28,400     $    408,250
   Value Line, Inc. .........................       35,000        1,286,250
                                                               ------------
                                                                  5,477,000
                                                               ------------
TEXTILES, SHOES & APPAREL--9.1%
   Fab Industries, Inc. .....................       50,000        1,593,750
   Garan, Inc. ..............................       80,000        1,350,000
   Superior Surgical Manufacturing Company,
     Inc. ...................................      100,000          950,000
   Weyco Group, Inc. ........................       10,000          375,000
                                                               ------------
                                                                  4,268,750
                                                               ------------
TOTAL COMMON STOCKS
 (Identified cost $34,483,841)...............                    42,102,862
                                                               ------------
                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
SHORT TERM INVESTMENT--11.1%
FEDERAL AGENCY--11.1%
 (Identified cost $5,209,190)
   Federal Home Loan Mortgage Corp., 5.60%,
     1/2/96..................................  $ 5,210,000        5,209,190
                                                               ------------
TOTAL INVESTMENTS
 (Identified cost $39,693,031) (c)...........        100.6%    $ 47,312,052
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS......................................         (0.6)        (291,849)
                                                      ----        ---------
NET ASSETS...................................        100.0%    $ 47,020,203
                                                     =====     ============

(a) Non-income producing security.
(b) Affiliated issuer under the Investment Company Act of 1940 in as much as the Portfolio owns more than 5% of the voting securities of the Company.
(c) The aggregate cost for federal income tax purposes is $39,693,031; aggregate gross unrealized appreciation is $9,365,862 and the aggregate gross unrealized depreciation is $1,746,841, resulting in net unrealized appreciation of $7,619,021.

--------------------------------------------------------------------------------

LAZARD EMERGING MARKETS PORTFOLIO
COMMON STOCKS--79.9%
ARGENTINA--7.4%
   Capex SA..................................     140,000     $ 1,021,796
   Juan Minetti..............................     144,000         475,105
   Metrogas SA Class B (b)...................      57,000         555,750
   YPF Sociedad Anonima Class D (b)..........      25,000         540,625
                                                              -----------
   TOTAL ARGENTINA...........................                   2,593,276
                                                              -----------
BRAZIL--2.8%
   Capco Automotive Products Corp. (a).......      60,100         428,212
   Makro Atacadista SA (a),(c)...............     100,000         568,500
                                                              -----------
   TOTAL BRAZIL..............................                     996,712
                                                              -----------
CHILE--4.2%
   AFP Provida SA (b)........................      17,000         469,625
   Chilectra SA (b)..........................       8,000         398,000
   Compania De Telefonos Chile (b)...........       7,300         604,987
                                                              -----------
   TOTAL CHILE...............................                   1,472,612
                                                              -----------

                                                 NUMBER
                                               OF SHARES
                                               ----------
CHINA--1.6%
   Ek Chor China Motorcycle Co. .............      47,000     $   546,375
                                                              -----------
COLOMBIA--1.7%
   Banco De Bogota...........................      66,451         318,589
   Banco Industrial Colombiano...............      82,000         290,507
                                                              -----------
   TOTAL COLOMBIA............................                     609,096
                                                              -----------
CZECH REPUBLIC--1.5%
   Komercni Banka AS 144A (a),(c)............      30,000         546,000
                                                              -----------
GREECE--3.0%
   Ergo Bank.................................      10,000         398,372
   Papastratos Cigarette SA..................      10,000         316,336
   Titan Cement Co. SA (a)...................       8,000         335,737
                                                              -----------
   TOTAL GREECE..............................                   1,050,445
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                               NUMBER OF
                 DESCRIPTION                     SHARES          VALUE
-------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO (CONTINUED)
HONG KONG--5.2%
   China Hong Kong Photo Products............   1,100,000     $   622,373
   Harbin Power Equipment....................   1,248,000         183,992
   Peregrine Investment......................     360,000         465,568
   Yue Yuen Industrial Holding...............   2,100,000         556,741
                                                              -----------
   TOTAL HONG KONG...........................                   1,828,674
                                                              -----------
HUNGARY--3.0%
   Danubius Hotel............................      51,600         485,296
   Egis Gyogyszergyar........................      25,000         555,332
                                                              -----------
   TOTAL HUNGARY.............................                   1,040,628
                                                              -----------
INDIA--2.9%
   Ashok Leyland Ltd. 144A (a), (c)..........      58,600         600,650
   Hindalco Industries Ltd. 144A (a), (c)....      12,500         426,625
                                                              -----------
   TOTAL INDIA...............................                   1,027,275
                                                              -----------
INDONESIA--5.9%
   Bank Bali.................................     125,750         247,485
   Bimantara Citra (a).......................     540,000         448,721
   Citra Marga Nusaphala Persada.............     470,000         441,942
   Kawasan Industries Jababeka...............     298,000         482,222
   Trias Sentosa.............................     210,000         468,403
                                                              -----------
   TOTAL INDONESIA...........................                   2,088,773
                                                              -----------
ISRAEL--0.5%
   Blue Square (a)...........................      24,000         161,433
                                                              -----------
KOREA--7.8%
   Chosun Brewery............................       7,610         301,251
   Chosun Brewery Ord. (New) (a).............       2,790         109,676
   Korea Chemical............................       3,760         389,401
   Korea Mobile Telecom......................         836         942,420
   Pohang Iron & Steel (b)...................       9,600         210,000
   Samsung Electronics Ltd. 144A (a), (c)....       6,800         397,800
   Shinhan Bank..............................      17,100         381,964
                                                              -----------
   TOTA KOREA................................                   2,732,512
                                                              -----------
LUXEMBOURG--1.4%
   First NIS Regional Fund (a)...............      88,000         484,000
                                                              -----------
MALAYSIA--2.9%
   Genting Berhad............................      33,000         275,466
   Kian Joo Can Factory Berhad...............     125,000         516,793
   Southern Bank Berhad......................     125,000         238,217
                                                              -----------
   TOTAL MALAYSIA............................                   1,030,476
                                                              -----------
MEXICO--6.7%
   Cemex SA..................................     204,000         671,627
   Fomento Economico Series B................     271,200         609,541
   Grupo Fernandez Editores Series B (a).....   1,070,000         298,185
   Pan American Beverage Class A.............      11,000         352,000
   Telefonos de Mexico SA (b)................      13,000         414,375
                                                              -----------
   TOTAL MEXICO..............................                   2,345,728
                                                              -----------
PAKISTAN--1.9%
   Hub Power Ltd. 144A (a),(c)...............      38,000         655,500
                                                              -----------
PERU--1.3%
   Backus & Johnston.........................     265,358         455,851
                                                              -----------
PHILIPPINES--3.4%
   Alaska Milk Corp. (a).....................   2,300,000         333,206
   Benpress Holdings Corp. 144A (c)..........      64,600         323,000
                                                 NUMBER
                 DESCRIPTION                   OF SHARES         VALUE
-------------------------------------------------------------------------
   C & P Homes (a)...........................     300,100     $   220,241
   Philippine Commercial International
     Bank (a)................................      34,400         317,377
                                                              -----------
   TOTAL PHILIPPINES.........................                   1,193,824
                                                              -----------
POLAND--0.7%
   Jelfa (a).................................      22,000         253,417
                                                              -----------
PORTUGAL--3.5%
   Corticeira Amorim SA......................      31,800         366,494
   Investec-Consultoria Internacional SA
     (a).....................................      27,000         541,172
   Portugal Telecom SA (a),(b)...............      18,000         342,000
                                                              -----------
   TOTAL PORTUGAL............................                   1,249,666
                                                              -----------
SOUTH AFRICA--5.0%
   JD Group Ltd. ............................     100,654         662,651
   Kersaf Investments........................      50,000         630,915
   Malbak....................................      69,391         480,623
                                                              -----------
   TOTAL SOUTH AFRICA........................                   1,774,189
                                                              -----------
SRI LANKA--0.3%
   Blue Diamond Jewel........................     408,186         120,832
                                                              -----------
TAIWAN--2.1%
   Siliconware Precision Industries Inc. 144A
     (a),(c).................................      16,700         275,550
   Yageo Corp. (a),(c).......................      52,600         473,400
                                                              -----------
   TOTAL TAIWAN..............................                     748,950
                                                              -----------
VENEZUELA--1.1%
   Venezolana De Ceme........................     309,000         379,492
                                                              -----------
ZIMBABWE--2.1%
   Bindura Nickel............................     250,000         362,171
   Delta Corp. ..............................     225,000         376,658
                                                              -----------
   TOTAL ZIMBABWE............................                     738,829
                                                              -----------
TOTAL COMMON STOCKS
 (Identified cost $28,827,960)...............                  28,124,565
                                                              -----------
PREFERRED STOCKS--6.6%
BRAZIL--4.4%
   Brahma Cia Cervejaria.....................   1,700,000         699,606
   Cemig Cia Energetica de Minas Gerais......  20,000,000         442,387
   Dixie Toga SA (a).........................     467,000         408,385
                                                              -----------
   TOTAL BRAZIL..............................                   1,550,378
                                                              -----------
COLOMBIA--2.2%
   Banco Industrial Colombiano SA (b)........      35,000         573,125
   Gran Cadena De Almacenes Class B 144A (a),
     (b).....................................      18,000         207,000
                                                              -----------
   TOTAL COLOMBIA............................                     780,125
                                                              -----------
TOTAL PREFERRED STOCKS
 (Identified cost $2,368,183)................                   2,330,503
                                                              -----------
WARRANTS--0.0%
 (Identified cost $0)
INDONESIA--0.0%
   Bank Bali (a).............................      29,000          12,683
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                               PRINCIPAL
                 DESCRIPTION                     AMOUNT          VALUE
-------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO (CONTINUED)
CONVERTIBLE BONDS--3.7%
PHILIPPINES--1.3%
   Bacnotan Consolidated Industries, 5.50%,
     6/21/04.................................  $  550,000     $   467,500
                                                              -----------
TAIWAN--1.0%
   United Micro Electronics, 1.25%, 6/8/04...     285,000         357,675
                                                              -----------
UNITED STATES--1.4%
   International Financial Holdings, Inc.
     144A, 6.50%, 8/1/99.....................     370,000         492,100
                                                              -----------
TOTAL CONVERTIBLE BONDS
 (Identified cost $1,527,925)................                   1,317,275
                                                              -----------
SHORT TERM INVESTMENT--13.8%
REPURCHASE AGREEMENT--13.8%
 (Identified cost $4,852,000)
   State Street Bank and Trust Co., 5.70%,
     1/2/96 (collateralized by U.S. Treasury
     Bills, due 12/12/96; total par value
     $5,200,000; valued at $4,953,489).......   4,852,000       4,852,000
                                                              -----------
TOTAL INVESTMENTS
 (Identified cost $37,576,068) (d)...........       104.0%     36,637,026
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS......................................        (4.0)     (1,420,768)
                                                    -----     -----------
NET ASSETS...................................       100.0%    $35,216,258
                                                    =====     ===========

(a) Non-income producing security.
(b) American Depository Receipts.
(c) Global Depository Receipts.
(d) The aggregate cost for federal income tax purposes is $37,579,111; aggregate gross unrealized appreciation is $2,072,339 and the aggregate gross unrealized depreciation is $3,014,424, resulting in net unrealized depreciation of $942,085.

 * Percentages of common and preferred stocks and convertible bonds are presented in the portfolio by currency denomination.

    Percentage by industry are as follows:

    Apparel & Textiles 1.6%, Auto Parts 1.2%, Banks 3.4%, Brewery 2.0%, Chemicals 1.3 %, Chemicals & Plastics 1.1%, Commercial Services 1.3%, Communications 8.3%, Construction Materials 7.7%, Consumer Goods 0.4%, Domestic Oil 1.6%, Drugs & Health Care 2.3%, Electrical Equipment 0.5%, Electronics 2.9%, Financial Services 10.2%, Food & Beverages 6.1%, Forest Products 1.1%, Holding Company--Diversified 1.4%, Homebuilders 0.6%, International Oil 1.5%, Leisure Time 3.3%, Manufacturing 1.5%, Metals 1.2%, Miscellaneous 4.9%, Mortgage Backed Securities 6.2%, Publishing 2.3%, Restaurants, Lodging & Entertainment 2.2%, Retailing 2.9%, Steel 0.6%, Tobacco 0.9%, Utilities 4.3%, Wholesale Trade 3.4%.

Forward Foreign Currency Contracts open at December 31, 1995:

                                               Unrealized
 Contracts      In Exchange     Delivery      Appreciation
to Deliver          For           Date       (Depreciation)
-----------     -----------     --------     --------------
 $ 141,295      PEN 326,108      1/2/96          $ (183)

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                   LAZARD              LAZARD
                                                              LAZARD           INTERNATIONAL        INTERNATIONAL
                                                              EQUITY               EQUITY           FIXED-INCOME
                                                             PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value*.....................  $ 157,812,496       $1,232,294,509       $ 43,018,602
Investments in repurchase agreements, at cost and
  value..................................................      5,694,000           70,037,000          3,866,000
Cash.....................................................            438                1,017                262
Net foreign currency contracts (note 2)..................             --                   --             37,754
Receivables for:
  Investments sold.......................................             --            2,923,500          2,218,953
  Dividends and interest.................................        288,199            2,212,207          1,366,951
  Capital stock sold.....................................        374,224           13,482,088            122,511
Deferred organizational expenses (note 2)................             --               11,265             11,696
Other....................................................             --                   --                 --
                                                           -------------       --------------       ------------
Total assets.............................................    164,169,357        1,320,961,586         50,642,729
                                                           -------------       --------------       ------------
LIABILITIES
Payables for:
  Investments purchased..................................             --           19,016,374          4,816,290
  Capital stock repurchased..............................        191,954              993,056             10,826
  Dividends declared.....................................             --               16,445             37,253
Investment management fees payable (note 3)..............        118,750              798,137            101,798
Net foreign currency contracts (note 2)..................             --               53,656                 --
Due to Manager...........................................             --                   --                 --
Accrued directors fees payable...........................          2,778                2,778              2,778
Accrued expenses and other payables......................         68,887              531,693             49,481
                                                           -------------       --------------       ------------
Total liabilities........................................        382,369           21,412,139          5,018,426
                                                           -------------       --------------       ------------
Net assets, at value.....................................    163,786,988        1,299,549,447         45,624,303
                                                           =============       ==============       ============
NET ASSETS
Paid in capital..........................................    131,965,086        1,169,741,962         43,666,321
Undistributed (distributions in excess of) investment
  income--net............................................             --               63,301             24,037
Unrealized appreciation (depreciation) on:
  Investments--net.......................................     25,156,509          126,910,179          1,763,256
  Foreign currency--net..................................             --              (35,747)            13,676
Accumulated realized gain (loss)--net....................      6,665,393            2,869,752            157,013
                                                           -------------       --------------       ------------
NET ASSETS, AT VALUE.....................................  $ 163,786,988       $1,299,549,447       $ 45,624,303
                                                           =============       ==============       ============
Shares of capital stock outstanding**....................      9,405,110          103,988,517          4,204,312
                                                           =============       ==============       ============
NET ASSET VALUE PER SHARE................................  $       17.41       $        12.50       $      10.85
                                                           =============       ==============       ============

 * For identified cost, see accompanying portfolios of investments ** $0.001 par value, 1,000,000,000 shares authorized

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                        LAZARD                             LAZARD            LAZARD           LAZARD
       LAZARD         STRATEGIC          LAZARD         INTERNATIONAL       SPECIAL          EMERGING
        BOND            YIELD           SMALL CAP         SMALL CAP          EQUITY          MARKETS
     PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------
    $ 43,580,431     $ 73,590,413     $ 593,233,828     $ 110,510,120     $ 47,312,052     $ 31,785,026
       1,806,000        3,520,000        47,748,000         7,711,000               --        4,852,000
              63              995               728           763,380            9,076            1,149
              --           28,575                --            24,833               --               --
         366,924        2,934,989         7,165,530                --          221,037           40,889
         553,239        1,845,795           749,739           390,583           53,462           54,388
       2,315,034        1,100,000         1,498,625            48,088            5,151        1,136,426
          11,768           10,221            11,301            10,283               --           14,674
              --               --                --                --           23,086               --
    ------------     ------------     -------------     -------------     ------------     ------------
      48,633,459       83,030,988       650,407,751       119,458,287       47,623,864       37,884,552
    ------------     ------------     -------------     -------------     ------------     ------------
       2,253,838        4,305,501         3,117,733         3,704,869          409,404        2,132,621
         140,279           31,271           348,671            36,706               --          397,087
          40,260           64,009                --                --               --               --
          80,148           93,407           402,416            64,707          156,547           69,012
              --               --                --                --               --              183
              --               --                --                --               --           20,680
           2,778            2,778             2,778             2,778            2,778            2,778
          32,753           60,098           165,149           114,788           34,932           45,933
    ------------     ------------     -------------     -------------     ------------     ------------
       2,550,056        4,557,064         4,036,747         3,923,848          603,661        2,668,294
    ------------     ------------     -------------     -------------     ------------     ------------
      46,083,403       78,473,924       646,371,004       115,534,439       47,020,203       35,216,258
    ============     ============     =============     =============     ============     ============
      45,330,824       80,585,414       569,127,212       119,225,351       37,141,252       37,977,655
          40,199           62,968                --           (22,525)              --            3,727
         343,654        1,207,283        77,375,672        (2,439,988)       7,619,021         (939,042)
              --            8,059                --            27,094               --           (1,569)
         368,726       (3,389,800)         (131,880)       (1,255,493)       2,259,930       (1,824,513)
    ------------     ------------     -------------     -------------     ------------     ------------
    $ 46,083,403     $ 78,473,924     $ 646,371,004     $ 115,534,439     $ 47,020,203     $ 35,216,258
    ============     ============     =============     =============     ============     ============
       4,560,693        8,245,403        40,536,196        10,986,319        3,842,845        3,812,846
    ============     ============     =============     =============     ============     ============
    $      10.10     $       9.52     $       15.95     $       10.52     $      12.24     $       9.24
    ============     ============     =============     =============     ============     ============

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                          LAZARD           LAZARD
                                                                          LAZARD       INTERNATIONAL    INTERNATIONAL
                                                                          EQUITY          EQUITY        FIXED-INCOME
                                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest*.........................................................   $    535,797    $   4,165,491     $  2,966,123
  Dividends*........................................................      2,571,107       24,929,197               --
                                                                       ------------    -------------    -------------
Total investment income.............................................      3,106,904       29,094,688        2,966,123
                                                                       ------------    -------------    -------------
EXPENSES:
  Management fee (note 3)...........................................        982,130        7,895,766          314,329
  Administration fees (note 3)......................................         39,265          147,565           27,200
  Custodian fees (note 3)...........................................         61,339        1,442,079           74,621
  Professional services.............................................         23,741          139,202           38,965
  Registration fees.................................................         40,646          163,159           23,517
  Shareholder services..............................................         28,098           56,217           15,195
  Directors' fees and expenses......................................         11,217           13,792           14,190
  Shareholders' reports.............................................          6,706           12,175            2,337
  Amortization of organizational expenses (note 2)..................             --           13,505           13,505
  Other.............................................................         13,739          111,644            2,173
                                                                       ------------    -------------    -------------
Total expenses before fees waived and expenses reimbursed...........      1,206,881        9,995,104          526,032
  Management fees waived and expenses reimbursed (note 3)...........             --               --          (81,792)
  Administration fees waived (note 3)...............................             --               --               --
  Fees paid indirectly (note 2).....................................           (820)         (12,411)          (1,547)
                                                                       ------------    -------------    -------------
Expenses--net.......................................................      1,206,061        9,982,693          442,693
                                                                       ------------    -------------    -------------
INVESTMENT INCOME--NET..............................................      1,900,843       19,111,995        2,523,430
                                                                       ------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET
  Realized gain (loss) on:
     Investments--net*..............................................     17,975,165       34,556,028        2,294,418
     Foreign exchange transactions--net.............................             --      (16,586,286)         423,923
  Net unrealized appreciation (depreciation) during the period on:
     Investments--net...............................................     20,838,939      102,387,630        1,899,941
     Foreign currency--net..........................................             --        1,622,255            8,865
                                                                       ------------    -------------    -------------
  Realized and unrealized gain (loss) on investments--net...........     38,814,104      121,979,627        4,627,147
                                                                       ------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....   $ 40,714,947    $ 141,091,622     $  7,150,577
                                                                       ============    =============       ==========
*Net of foreign withholding taxes of:...............................   $     68,660    $   3,114,151     $     29,944
                                                                       ============    =============       ==========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      LAZARD                            LAZARD            LAZARD            LAZARD
      LAZARD         STRATEGIC         LAZARD        INTERNATIONAL        SPECIAL          EMERGING
       BOND            YIELD         SMALL CAP         SMALL CAP          EQUITY            MARKETS
     PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------

    $ 2,255,143     $ 6,380,257     $  2,657,903      $    543,364      $    314,283      $    218,910
             --              --        6,738,744         2,093,899         1,318,974           376,771
    -----------     -----------     ------------     -------------     -------------     -------------
      2,255,143       6,380,257        9,396,647         2,637,263         1,633,257           595,681
    -----------     -----------     ------------     -------------     -------------     -------------
        164,220         525,597        4,066,987           736,353           888,834           236,306
         26,180          30,732           91,734            34,635            28,661            25,173
         45,246         104,008          117,360           214,946            32,541           110,068
         24,226          34,117           86,437            35,325            29,918            26,210
         14,302          14,219           49,700            20,181            27,815            26,945
         15,550          13,523           41,852            29,968            23,332            23,460
         11,316          12,978           11,266            11,590            11,314            12,131
          2,943           7,108           12,377             7,681             2,983             5,627
         13,505          13,505           13,505             3,530                --             4,136
          2,664           8,664           56,085            14,044            29,194             2,781
    -----------     -----------     ------------     -------------     -------------     -------------
        320,152         764,451        4,547,303         1,108,253         1,074,592           472,837
        (34,072)             --               --                --          (132,906)         (142,805)
        (21,875)             --               --                --                --           (21,875)
         (1,235)         (5,026)          (9,569)             (614)              (55)             (959)
    -----------     -----------     ------------     -------------     -------------     -------------
        262,970         759,425        4,537,734         1,107,639           941,631           307,198
    -----------     -----------     ------------     -------------     -------------     -------------
      1,992,173       5,620,832        4,858,913         1,529,624           691,626           288,483
    -----------     -----------     ------------     -------------     -------------     -------------
      1,538,947         613,040       48,772,968         2,832,676         5,875,256        (1,723,841)
             --        (829,920)              --        (3,047,215)               --           (79,972)
      1,262,427       3,392,780       45,544,351           215,054         2,433,242           594,358
             --         105,454               --           287,871                --            (2,651)
    -----------     -----------     ------------     -------------     -------------     -------------
      2,801,374       3,281,354       94,317,319           288,386         8,308,498        (1,212,106)
    -----------     -----------     ------------     -------------     -------------     -------------
    $ 4,793,547     $ 8,902,186     $ 99,176,232      $  1,818,010      $  9,000,124      $   (923,623)
     ==========      ==========     ============        ==========        ==========      ============
    $        --     $    12,123     $         --      $    270,513      $     11,220      $     36,665
     ==========      ==========     ============        ==========        ==========      ============

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       LAZARD                   LAZARD
                                                       LAZARD                       INTERNATIONAL            INTERNATIONAL
                                                       EQUITY                          EQUITY                FIXED-INCOME
                                                     PORTFOLIO                        PORTFOLIO                PORTFOLIO
                                            ----------------------------   -------------------------------   -------------
                                                     YEAR ENDED                      YEAR ENDED               YEAR ENDED
                                                    DECEMBER 31,                    DECEMBER 31,             DECEMBER 31,
                                            ----------------------------   -------------------------------   -------------
                                                1995            1994            1995             1994            1995
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income--net...................  $   1,900,843   $    775,588   $   19,111,995   $    5,752,469   $   2,523,430
 Realized gain (loss) on investments and
   foreign exchange transactions..........     17,975,165      3,165,434       17,969,742       50,645,245       2,718,341
 Unrealized appreciation (depreciation)--
   net....................................     20,838,939     (1,765,260)     104,009,885      (68,363,473)      1,908,806
                                            -------------   ------------   --------------   --------------   -------------
Net increase (decrease) in net assets
 resulting from operations................     40,714,947      2,175,762      141,091,622      (11,965,759)      7,150,577
                                            -------------   ------------   --------------   --------------   -------------
Distributions to shareholders:
 From investment income--net..............     (1,412,326)      (819,467)      (6,515,474)      (5,752,469)     (2,523,430)
 From realized gains--net.................    (11,452,652)    (3,479,186)     (14,115,900)     (74,500,587)       (801,842)
 (In excess of) offset to investment
   income--net............................             --             --               --        5,752,469      (1,799,275)
 In excess of realized gains--net.........             --             --               --               --              --
                                            -------------   ------------   --------------   --------------   -------------
                                              (12,864,978)    (4,298,653)     (20,631,374)     (74,500,587)     (5,124,547)
                                            -------------   ------------   --------------   --------------   -------------
Capital stock transaction:
 Net proceeds from sales..................     55,622,979     44,216,711      497,338,051      348,583,561      13,752,209
 Net proceeds from reinvestment of
   distributions..........................     12,294,787      4,207,450       19,395,497       72,041,335       4,630,486
 Cost of shares redeemed..................    (21,085,965)    (4,318,758)    (169,521,331)    (105,923,266)    (10,587,176)
                                            -------------   ------------   --------------   --------------   -------------
Net increase (decrease) in net assets from
 capital stock transactions...............     46,831,801     44,105,403      347,212,217      314,701,630       7,795,519
                                            -------------   ------------   --------------   --------------   -------------
Total increase (decrease) in net assets...     74,681,770     41,982,512      467,672,465      228,235,284       9,821,549
Net assets at beginning of period.........     89,105,218     47,122,706      831,876,982      603,641,698      35,802,754
                                            -------------   ------------   --------------   --------------   -------------
Net assets at end of period*..............  $ 163,786,988   $ 89,105,218   $1,299,549,447   $  831,876,982   $  45,624,303
                                            =============== =============  ================= ================ ===============
Shares issued and repurchased:
Shares outstanding at beginning of
 period...................................      6,482,310      3,391,490       74,103,632       48,980,591       3,499,078
                                            -------------   ------------   --------------   --------------   -------------
 Shares sold..............................      3,491,105      3,088,569       42,535,462       27,102,620       1,219,616
 Shares issued to shareholders from
   reinvestment of distributions..........        710,986        304,879        1,554,544        6,362,069         418,379
 Shares repurchased.......................     (1,279,291)      (302,628)     (14,205,121)      (8,341,648)       (932,761)
                                            -------------   ------------   --------------   --------------   -------------
Net increase (decrease)...................      2,922,800      3,090,820       29,884,885       25,123,041         705,234
                                            -------------   ------------   --------------   --------------   -------------
Shares outstanding at end of period.......      9,405,110      6,482,310      103,988,517       74,103,632       4,204,312
                                            =============== =============  ================= ================ ===============
* Includes undistributed (overdistributed)
 net investment income of:................  $          --   $    (12,571)  $       63,301   $        1,965   $      24,037
                                            =============== =============  ================= ================ ===============


                                               LAZARD
                                           INTERNATIONAL             LAZARD
                                           FIXED-INCOME               BOND
                                             PORTFOLIO              PORTFOLIO
                                          --------------   ---------------------------
                                           YEAR ENDED             YEAR ENDED
                                           DECEMBER 31,           DECEMBER 31,
                                          --------------   ---------------------------
                                               1994             1995           1994
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income--net...................  $  1,206,922   $  1,992,173   $  1,235,348
 Realized gain (loss) on investments and
   foreign exchange transactions..........       180,322      1,538,947     (1,151,722)
 Unrealized appreciation (depreciation)--
   net....................................      (512,114)     1,262,427       (965,163)
                                            ------------   ------------   ------------
Net increase (decrease) in net assets
 resulting from operations................       875,130      4,793,547       (881,537)
                                            ------------   ------------   ------------
Distributions to shareholders:
 From investment income--net..............    (1,206,922)    (1,992,173)    (1,235,348)
 From realized gains--net.................      (287,561)       (16,046)       (58,029)
 (In excess of) offset to investment
   income--net............................            --             --             --
 In excess of realized gains--net.........            --             --             --
                                            ------------   ------------   ------------
                                              (1,494,483)    (2,008,219)    (1,293,377)
                                            ------------   ------------   ------------
Capital stock transaction:
 Net proceeds from sales..................    25,803,649     24,539,689     18,506,638
 Net proceeds from reinvestment of
   distributions..........................     1,439,206      1,820,886      1,205,567
 Cost of shares redeemed..................    (4,276,403)    (7,556,034)    (6,605,325)
                                            ------------   ------------   ------------
Net increase (decrease) in net assets from
 capital stock transactions...............    22,966,452     18,804,541     13,106,880
                                            ------------   ------------   ------------
Total increase (decrease) in net assets...    22,347,099     21,589,869     10,931,966
Net assets at beginning of period.........    13,455,655     24,493,534     13,561,568
                                            ------------   ------------   ------------
Net assets at end of period*..............  $ 35,802,754   $ 46,083,403   $ 24,493,534
                                            =============  =============  =============
Shares issued and repurchased:
Shares outstanding at beginning of
 period...................................     1,279,788      2,650,557      1,319,047
                                            ------------   ------------   ------------
 Shares sold..............................     2,492,028      2,500,066      1,891,145
 Shares issued to shareholders from
   reinvestment of distributions..........       138,395        186,028        125,665
 Shares repurchased.......................      (411,133)      (775,958)      (685,300)
                                            ------------   ------------   ------------
Net increase (decrease)...................     2,219,290      1,910,136      1,331,510
                                            ------------   ------------   ------------
Shares outstanding at end of period.......     3,499,078      4,560,693      2,650,557
                                            =============  =============  =============
* Includes undistributed (overdistributed)
 net investment income of:................  $      1,314   $     40,199   $         --
                                            =============  =============  =============

+ For the period July 15, 1994 through December 31, 1994

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             LAZARD
            STRATEGIC                                                               LAZARD                    LAZARD
              YIELD                               LAZARD                         INTERNATIONAL                SPECIAL
            PORTFOLIO                           SMALL CAP                          SMALL CAP                  EQUITY
---------------------------------               PORTFOLIO                          PORTFOLIO                 PORTFOLIO
                                      ------------------------------     -----------------------------     -------------
           YEAR ENDED                           YEAR ENDED                        YEAR ENDED                YEAR ENDED
          DECEMBER 31,                         DECEMBER 31,                      DECEMBER 31,              DECEMBER 31,
---------------------------------     ------------------------------     -----------------------------     -------------
        1995            1994               1995            1994              1995            1994              1995
------------------------------------------------------------------------------------------------------------------------
    $   5,620,832   $   4,065,416     $    4,858,913   $   2,022,125     $   1,529,624   $     591,036     $     691,626
         (216,880)     (3,078,071)        48,772,968      22,502,779          (214,539)     (4,068,829)        5,875,256
        3,498,234      (2,316,644)        45,544,351     (17,010,725)          502,925      (3,653,545)        2,433,242
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
        8,902,186      (1,329,299)        99,176,232       7,514,179         1,818,010      (7,131,338)        9,000,124
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
       (5,620,832)     (4,065,416)        (4,858,913)     (1,181,605)               --        (591,036)         (691,626)
               --        (182,040)       (48,772,968)    (31,911,994)               --              --        (5,248,285)
          (88,052)             --                 --              --                --         591,036                --
               --              --           (778,930)             --          (594,717)             --                --
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
       (5,708,884)     (4,247,456)       (54,410,811)    (33,093,599)         (594,717)             --        (5,939,911)
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
       22,589,307      47,082,168        239,938,336      96,349,172        45,713,631      87,421,230         2,211,152
        5,445,026       4,028,879         54,147,470      32,373,017           584,483              --         5,125,731
      (15,082,042)    (18,148,713)      (122,152,846)    (24,422,634)      (15,419,174)    (10,380,143)      (24,874,498)
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
       12,952,291      32,962,334        171,932,960     104,299,555        30,878,940      77,041,087       (17,537,615)
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
       16,145,593      27,385,579        216,698,381      78,720,135        32,102,233      69,909,749       (14,477,402)
       62,328,331      34,942,752        429,672,623     350,952,488        83,432,206      13,522,457        61,497,605
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
    $  78,473,924   $  62,328,331     $  646,371,004   $ 429,672,623     $ 115,534,439   $  83,432,206     $  47,020,203
    =============== ===============   ================ ===============   =============== ===============   ===============
        6,846,915       3,449,123         29,940,743      23,005,203         8,034,455       1,244,608         5,170,257
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
        2,439,621       4,889,580         14,336,125       6,292,755         4,381,937       7,756,773           175,167
          590,779         425,219          3,421,484       2,255,296            56,201              --           414,107
       (1,631,912)     (1,917,007)        (7,162,156)     (1,612,511)       (1,486,274)       (966,926)       (1,916,686)
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
        1,398,488       3,397,792         10,595,453       6,935,540         2,951,864       6,789,847        (1,327,412)
    -------------   -------------     --------------   -------------     -------------   -------------     -------------
        8,245,403       6,846,915         40,536,196      29,940,743        10,986,319       8,034,455         3,842,845
    =============== ===============   ================ ===============   =============== ===============   ===============
    $      62,968   $     (13,973)    $           --   $     848,046     $     (22,525)  $       1,577     $          --
    =============== ===============   ================ ===============   =============== ===============   ===============


                                     LAZARD
         LAZARD                     EMERGING
     SPECIAL EQUITY                  MARKETS
       PORTFOLIO                    PORTFOLIO
     --------------     ---------------------------------
       YEAR ENDED         YEAR ENDED       PERIOD ENDED
      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
     --------------     ---------------   ---------------
          1994               1995              1994+
---------------------------------------------------------
      $     764,923       $   288,483       $    18,035
         10,854,080        (1,803,813)         (187,391)
        (13,546,230)          591,707        (1,532,318)
      -------------     ---------------   ---------------
         (1,927,227)         (923,623)       (1,701,674)
      -------------     ---------------   ---------------
           (760,649)         (136,100)          (18,035)
        (16,861,086)               --                --
                 --                --            18,035
                 --                --                --
      -------------     ---------------   ---------------
        (17,621,735)         (136,100)               --
      -------------     ---------------   ---------------
          6,540,035        28,211,253        19,386,871
         16,313,998           113,328                --
        (59,936,521)       (9,073,505)         (660,292)
      -------------     ---------------   ---------------
        (37,082,488)       19,251,076        18,726,579
      -------------     ---------------   ---------------
        (56,631,450)       18,191,353        17,024,905
        118,129,055        17,024,905                --
      -------------     ---------------   ---------------
      $  61,497,605       $35,216,258       $17,024,905
      ===============   ================== ==================
          7,508,865         1,727,237                --
      -------------     ---------------   ---------------
            429,986         3,079,834         1,786,246
          1,278,144            12,192                --
         (4,046,738)       (1,006,417)          (59,009)
      -------------     ---------------   ---------------
         (2,338,608)        2,085,609         1,727,237
      -------------     ---------------   ---------------
          5,170,257         3,812,846         1,727,237
      ===============   ================== ==================
      $        (918)      $     3,727       $        --
      ===============   ================== ==================

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                           -------------------------------------------                LESS:
                                                                               TOTAL       ----------------------------
                                NET                                             FROM         DIVIDENDS        DISTRIBU-      NET
                               ASSET                       NET REALIZED       INVEST-         FROM AND          TIONS       ASSET
                              VALUE,                      AND UNREALIZED        MENT        IN EXCESS OF        FROM        VALUE,
                             BEGINNING     INVESTMENT      GAIN (LOSS)         OPERA-        INVESTMENT       REALIZED      END OF
           PERIOD            OF PERIOD     INCOME-NET     ON INVESTMENTS       TIONS         INCOME-NET         GAINS       PERIOD
----------------------------------------------------------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO
 Year ended
   12/31/95.................  $ 13.75       $ 0.226          $  4.931         $ 5.157          $(0.175)         $(1.322)    $17.41
   12/31/94.................    13.89         0.141             0.441           0.582           (0.152)          (0.574)     13.75
   12/31/93.................    12.74         0.158             2.172           2.330           (0.165)          (1.015)     13.89
   12/31/92.................    12.34         0.123             0.518           0.641           (0.132)          (0.109)     12.74
   12/31/91.................    11.53         0.107             3.051           3.158           (0.082)          (2.266)     12.34
   12/31/90.................    12.34         0.191            (0.778)         (0.587 )         (0.223)(b)           --      11.53
   12/31/89.................    10.32         0.204             2.231           2.435           (0.214)          (0.201)     12.34
   12/31/88.................     8.73         0.181             1.597           1.778           (0.188)              --      10.32
   6/1/87* to 12/31/87......    10.00         0.110            (1.280)         (1.170 )         (0.100)              --       8.73
----------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
 Year ended
   12/31/95.................    11.23         0.187             1.288           1.475           (0.091)          (0.114)     12.50
   12/31/94.................    12.32         0.078            (0.049)          0.029               --           (1.123)     11.23
   12/31/93.................     9.48         0.021             2.919           2.940           (0.021)          (0.079)     12.32
   12/31/92.................    10.30         0.097            (0.779)         (0.682 )         (0.138)              --       9.48
   10/29/91* to 12/31/91....    10.00         0.020             0.300           0.320           (0.020)              --      10.30
----------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
 Year ended
   12/31/95.................    10.23         0.701             1.250           1.951           (1.129)          (0.202)     10.85
   12/31/94.................    10.51         0.592            (0.161)          0.431           (0.593)          (0.116)     10.23
   12/31/93.................     9.79         0.571             0.912           1.483           (0.570)          (0.193)     10.51
   12/31/92.................    10.28         0.614            (0.403)          0.211           (0.614)          (0.087)      9.79
   11/8/91* to 12/31/91.....    10.00         0.110             0.280           0.390           (0.110)              --      10.28
----------------------------------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
 Year ended
   12/31/95.................     9.24         0.595             0.863           1.458           (0.594)          (0.004)     10.10
   12/31/94.................    10.28         0.584            (1.010)         (0.426 )         (0.584)          (0.029)      9.24
   12/31/93.................    10.21         0.551             0.302           0.853           (0.551)          (0.232)     10.28
   12/31/92.................    10.25         0.577            (0.004)          0.573           (0.577)          (0.036)     10.21
   11/12/91* to 12/31/91....    10.00         0.140             0.250           0.390           (0.140)              --      10.25
----------------------------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
 Year ended
   12/31/95.................     9.10         0.748             0.430           1.178           (0.758)              --       9.52
   12/31/94.................    10.13         0.762            (0.990)         (0.228 )         (0.761)          (0.039)      9.10
   12/31/93.................     9.50         0.644             0.738           1.382           (0.633)          (0.119)     10.13
   12/31/92.................     9.97         1.049            (0.450)          0.599           (1.049)          (0.020)      9.50
   10/1/91* to 12/31/91.....    10.00         0.250            (0.030)          0.220           (0.250)              --       9.97
----------------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
 Year ended
   12/31/95.................    14.35         0.126             2.951           3.077           (0.154)          (1.323)     15.95
   12/31/94.................    15.26         0.070             0.220           0.290           (0.042)          (1.158)     14.35
   12/31/93.................    12.98         0.019             3.830           3.849           (0.020)          (1.549)     15.26
   12/31/92.................    10.42         0.019             2.560           2.579           (0.019)              --      12.98
   10/30/91* to 12/31/91....    10.00         0.030             0.420           0.450           (0.030)              --      10.42
----------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
 Year ended
   12/31/95.................    10.38         0.139             0.056           0.195               --           (0.055)     10.52
   12/31/94.................    10.86         0.072            (0.548)         (0.476 )             --               --      10.38
   12/1/93* to 12/31/93.....    10.00         0.004             0.859           0.863           (0.003)              --      10.86
----------------------------------------------------------------------------------------------------------------------------------


                                                       RATIOS TO AVERAGE
                                                          NET ASSETS
                                                       -----------------
                                                                                                NET
                                                                      INVEST-                   ASSETS,
                                                                       MENT      PORTFOLIO      END OF
                                             TOTAL                   INCOME-     TURNOVER       PERIOD
           PERIOD                            RETURN++   EXPENSES       NET         RATE        (000'S)
------------------------------------------------------------------------------------------------------


LAZARD EQUITY PORTFOLIO
 Year ended
   12/31/95.................                 37.7 %      0.92%(h)     1.45%        80.72%     $163,787
   12/31/94.................                  4.2        1.05         1.15         66.52        89,105
   12/31/93.................                 18.6        1.05(e)      1.31         63.92        47,123
   12/31/92.................                  5.3        1.05(d)      1.19        174.45        24,646
   12/31/91.................                 27.5        1.93         0.84         90.00        14,821
   12/31/90.................                 (4.7 )      1.77         1.62         70.00        14,397
   12/31/89.................                 23.6        1.78         1.71         78.00        16,239
   12/31/88.................                 20.4        1.84         1.86        111.00        12,336
   6/1/87* to 12/31/87......                (11.7 )      1.68+        1.93+        97.00        10,186
------------------------------------------------------------------------------------------------------

LAZARD INTERNATIONAL EQUITY PORTFOLIO
 Year ended
   12/31/95.................                 13.1        0.95(h)      1.82         62.54     1,299,549
   12/31/94.................                  0.2        0.94         0.75        106.15       831,877
   12/31/93.................                 31.0        0.99         1.13         86.95       603,642
   12/31/92.................                 (6.6 )      1.05(d)      2.13         60.37       176,005
   10/29/91* to 12/31/91....                  3.2        1.05+,(c)    2.19+         0.18         4,967
------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
 Year ended
   12/31/95.................                 19.4        1.05(g),(h)   5.99       189.97        45,624
   12/31/94.................                  4.2        1.05(f)      5.68         65.90        35,803
   12/31/93.................                 15.7        1.05(e)      5.50        115.84        13,546
   12/31/92.................                  2.0        1.05(d)      6.08        256.20         8,183
   11/8/91* to 12/31/91.....                  3.9        1.05+,(c)    4.82+         6.43         1,427
------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
 Year ended
   12/31/95.................                 16.2        0.80(g),(h)   6.07       244.28        46,083
   12/31/94.................                 (4.2 )      0.80(f)      6.11        120.51        24,494
   12/31/93.................                  8.6        0.80(e)      5.22        174.63        13,562
   12/31/92.................                  5.7        0.80(d)      5.59        131.38         8,532
   11/12/91* to 12/31/91....                  3.9        0.80+,(c)    5.50+        10.46         3,256
------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
 Year ended
   12/31/95.................                 13.6        1.09(h)      8.02        205.33        78,474
   12/31/94.................                 (2.3 )      1.05(f)      8.03        195.18        62,328
   12/31/93.................                 15.6        1.05(e)      6.36        215.60        34,943
   12/31/92.................                  6.0        1.05(d)     10.57        122.88         9,641
   10/1/91* to 12/31/91.....                  2.1        1.05+,(c)    9.52+        11.26         4,256
------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
 Year ended
   12/31/95.................                 21.5        0.84(h)      0.90         69.68       646,371
   12/31/94.................                  2.0        0.85         0.51         70.11       429,673
   12/31/93.................                 30.1        0.88         0.16         98.47       350,952
   12/31/92.................                 24.8        1.05(d)      0.29        106.91       168,171
   10/30/91* to 12/31/91....                  4.5        1.05+,(c)    2.47+         5.50         2,512
------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
 Year ended
   12/31/95.................                  1.9        1.13(h)      1.56        117.53       115,534
   12/31/94.................                 (4.5 )      1.05(f)      0.95        112.92        83,432
   12/1/93* to 12/31/93.....                  8.7        1.05+,(e)    1.76+         0.84        13,522
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                           -------------------------------------------                LESS:
                                                                               TOTAL       ----------------------------
                                NET                                             FROM         DIVIDENDS        DISTRIBU-      NET
                               ASSET                       NET REALIZED       INVEST-         FROM AND          TIONS       ASSET
                              VALUE,                      AND UNREALIZED        MENT        IN EXCESS OF        FROM        VALUE,
                             BEGINNING     INVESTMENT      GAIN (LOSS)         OPERA-        INVESTMENT       REALIZED      END OF
           PERIOD            OF PERIOD     INCOME-NET     ON INVESTMENTS       TIONS         INCOME-NET         GAINS       PERIOD
----------------------------------------------------------------------------------------------------------------------------------



LAZARD SPECIAL EQUITY PORTFOLIO
 Year ended
   12/31/95.................  $ 11.89       $ 0.195          $  1.725         $ 1.920          $(0.188)         $(1.382)    $12.24
   12/31/94.................    15.73         0.156            (0.557)         (0.401 )         (0.155)          (3.279)     11.89
   12/31/93.................    16.90         0.157             1.478           1.635           (0.157)          (2.648)     15.73
   12/31/92.................    15.14         0.161             2.181           2.342           (0.160)          (0.422)     16.90
   12/31/91.................    11.54         0.230             4.160           4.390           (0.227)          (0.563)     15.14
   12/31/90.................    13.72         0.714            (2.155)         (1.441 )         (0.739)              --      11.54
   12/31/89.................    13.13         0.260             1.874           2.134           (0.264)          (1.280)     13.72
   12/31/88.................    10.64         0.224             2.761           2.985           (0.245)          (0.250)     13.13
   12/31/87.................    11.66         0.112            (0.291)         (0.179 )         (0.105)          (0.736)     10.64
   1/16/86* to 12/31/86.....    10.00         0.075             1.585           1.660               --               --      11.66
----------------------------------------------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
 Year ended
   12/31/95.................     9.86         0.080            (0.660)         (0.580 )         (0.040)              --       9.24
   7/15/94* to 12/31/94.....    10.00         0.010            (0.154)         (0.144 )             --               --       9.86
----------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS TO AVERAGE
                                              NET ASSETS
                                         --------------------                     NET
                                                      INVEST-                   ASSETS,
                                                       MENT       PORTFOLIO      END OF
                              TOTAL                   INCOME-     TURNOVER       PERIOD
           PERIOD             RETURN++   EXPENSES       NET         RATE        (000'S)
----------------------------------------------------------------------------------------
LAZARD SPECIAL EQUITY PORTFO
 Year ended
   12/31/95.................   16.3 %      1.59%(g),(h) 1.17%      15.35%     $ 47,020
   12/31/94.................   (2.6 )      1.71         0.87         11.29        61,498
   12/31/93.................   10.2        1.67         0.74         26.31       118,129
   12/31/92.................   15.5        1.70         1.04         10.93       150,488
   12/31/91.................   38.2        1.77         1.63         19.48       111,395
   12/31/90.................  (10.5 )      1.78         4.70(a)      27.18        76,972
   12/31/89.................   16.2        1.78         1.82         40.67       101,522
   12/31/88.................   28.0        1.96         1.87         64.90        74,695
   12/31/87.................   (1.9 )      1.81         0.82         90.86        53,942
   1/16/86* to 12/31/86.....   16.6        2.23+        0.71+        73.12        51,403
----------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORT
 Year ended
   12/31/95.................   (5.9 )      1.30(g),(h)   1.22       102.22        35,216
   7/15/94* to 12/31/94.....   (1.4 )      1.30+,(f)    0.31+        30.68        17,025
----------------------------------------------------------------------------------------

  * Commencement of operations.
  + Annualized.

 ++ Total return represents aggregate total return for the periods indicated.

(a) The Portfolio received a special distribution from one of its portfolio investments. Had the Fund not received this distribution, the ratio would have been 2.20%.

(b) Includes $.032 per share of distributions from paid-in capital, none of which is a return of capital for tax purposes.

(c) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 10.84%+ ($0.056) for the International Equity Portfolio, 20.70%+ ($0.293) for the International Fixed-Income Portfolio, 7.80%+ ($.0114) for the Bond Portfolio, 6.22%+ ($0.075) for the Strategic Yield Portfolio, and 11.05%+ ($0.085) for the Small Cap Portfolio.

(d) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.53% ($0.050) for the Equity Portfolio, 1.37% ($0.014) for the International Equity Portfolio, 2.80% ($0.176) for the International Fixed-Income Portfolio, 3.23% ($0.0251) for the Bond Portfolio, 2.99% ($0.192) for the Strategic Yield Portfolio, and 1.14%+ ($0.006) for the Small Cap Portfolio.

(e) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.18% ($0.020) for the Equity Portfolio, 2.87%+ ($0.010) for the International Small Cap Portfolio, 2.08% ($0.119) for the International Fixed-Income Portfolio, 1.76% ($0.101) for the Bond Portfolio, and 1.63% ($0.058) for the Strategic Yield Portfolio.

(f) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.26% ($0.016) for the International Small Cap Portfolio, 1.51% ($0.048) for the International Fixed-Income Portfolio, 1.23% ($0.041) for the Bond Portfolio, 1.15% ($0.009) for the Strategic Yield Portfolio, and 2.31%+ ($0.034) for the Emerging Markets Portfolio.

(g) If the Investment Manager and Administrator had not waived certain fees and reimbursed certain expenses and the Portfolios had not paid fees indirectly the ratio of expenses to average net assets (and net investment income per share) would have been 1.25% ($0.678) for the International Fixed-Income Portfolio, 0.97% ($0.578) for the Bond Portfolio, 1.81% ($0.157) for the Special Equity Portfolio and 2.00% ($0.034) for the Emerging Markets Portfolio.

(h) "Ratio of total expenses to average net assets" for the year ended December 31, 1995 includes fees paid indirectly. Excluding fees paid indirectly for the year ended December 31, 1995, the expense ratios would have been 0.92% for the Equity Portfolio, 0.95% for the International Equity Portfolio, 1.05% for the International Fixed-Income Portfolio, 0.80% for the Bond Portfolio, 1.08% for the Strategic Yield Portfolio, 0.84% for the Small Cap Portfolio, 1.13% for the International Small Cap Portfolio, 1.59% for the Special Equity Portfolio, 1.30% for the Emerging Markets Portfolio.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund was originally composed of five portfolios: Lazard International Equity Portfolio (the "International Equity Portfolio"), Lazard International Fixed-Income Portfolio, formerly Lazard Global Fixed-Income Portfolio (the "International Fixed-Income Portfolio"), Lazard Bond Portfolio, formerly Lazard High Quality Bond Portfolio (the "Bond Portfolio"), Lazard Strategic Yield Portfolio, formerly Lazard High-Yield Portfolio, (the "Strategic Yield Portfolio") and Lazard Small Cap Portfolio (the "Small Cap Portfolio").

Effective January 1, 1992, the Lazard Equity Fund and the Lazard Special Equity Fund, Inc. ("Old Funds") were reorganized as separate portfolios ("New Funds") of the Fund, namely Lazard Equity Portfolio (the "Equity Portfolio"), and Lazard Special Equity Portfolio (the "Special Equity Portfolio"), respectively. The per share data included herein includes per share data for both the Old Funds and New Funds.

Effective November 1, 1993, Lazard International Small Cap Portfolio (the "International Small Cap Portfolio") and Lazard Emerging Markets Portfolio (the "Emerging Markets Portfolio") were added to the Fund.

Effective December 30, 1995, Lazard Global Equity Portfolio, Lazard Bantam Value Portfolio and Lazard Emerging World Funds Portfolio were added to the Fund. The Lazard Global Equity Portfolio was first offered for sale on January 4, 1996.

The Equity Portfolio and Special Equity Portfolio are operated as "diversified" as defined in the Act. The remaining Portfolios are "non-diversified."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS--The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. New York time). Debt securities maturing in sixty days or less are valued at amortized cost. Each security for which the primary market is on a national securities exchange is valued at the last sale price in the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.

Any security held by any Portfolio except the Special Equity Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System is valued at the last sale price as quoted by such System or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, for each of these Portfolios except the Equity Portfolio, if available, the mean of two such prices.

Any security held by the Special Equity Portfolio that is not listed on a national securities exchange but that is quoted on the National Association of Securities Dealers Automated Quotations System is valued at the last bid price as quoted by such System. Any other security held by the Special Equity Portfolio for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, if available, the mean of two such prices.

All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a first-in, first-out or specific identification basis. Dividend income is recorded on the ex-date.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Interest income is accrued daily. The Portfolios amortize premiums and accrue discounts on fixed income securities.

(C) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The International Equity Portfolio, International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio and the Emerging Markets Portfolio (the "eligible portfolios") may enter into forward foreign currency exchange contracts ("forward contracts"). To the extent permitted by each eligible portfolio's investment objectives, restrictions and policies, forward contracts may be entered into for risk management purposes. Depending on how such strategies are utilized, the risks associated with their use may vary.

Certain risks may arise upon entering into these forward contracts from the possible movement in foreign exchange rates and the potential inability of counterparties to meet the terms of their agreements. Forward contracts are presented at an amount representing the net increase or decrease in value from the date that the forward contract was entered into, to the financial statement date. Gains and losses on these forward contracts are included in realized or unrealized foreign exchange transactions in the accompanying Statements of Operations.

Risk management includes hedging strategies which serve to reduce an eligible portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold.

(D) FOREIGN CURRENCY TRANSLATIONS--The books and records of the eligible portfolios are maintained in U.S. dollars. Foreign exchange transactions are translated into U.S. dollars on the following basis:

(i) the foreign currency market value of investment securities, contracts, and other assets and liabilities stated in foreign currencies are translated at the exchange rate at the end of the period; and

(ii) purchases and sales of investment securities, dividends, interest income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The eligible portfolios do not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code ("IRC"), including, currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.

(E) FEDERAL INCOME TAXES--The Fund's policy is to qualify each Portfolio as a regulated investment company under the IRC and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no Federal income tax provision is required.

(F) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare dividends from net investment income on shares of the International Fixed-Income Portfolio, the Bond Portfolio and the Strategic Yield Portfolio daily and pay such dividends monthly. Dividends from net investment income on shares of the Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on shares of the International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio and the Special Equity Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carry forwards would be taxable to the Fund if not distributed. The Fund intends to declare and distribute these amounts annually to shareholders; however, to avoid taxation a second distribution may be required.

Income distributions and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences which may result in distribution reclassifications are primarily due to differing treatments of foreign currency transactions. Permanent book and tax differences relating to shareholder distributions

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

will result in reclassifications and may affect the allocation between investment income--net and realized gains--net.

(G) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio. In the event that any of the initial shares of any of the Portfolios during such period are redeemed, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(H) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

(I) FEES PAID INDIRECTLY--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses.

(J) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AGREEMENT AND
   OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment management agreement (the "Management Agreement") with Lazard Freres Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreement, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio: Equity Portfolio, 0.75%; International Equity Portfolio, 0.75%; International Fixed-Income Portfolio, 0.75%; Bond Portfolio, 0.50%; Strategic Yield Portfolio, 0.75%; Small Cap Portfolio, 0.75%; International Small Cap, 0.75%; Special Equity Portfolio, 1.50% and Emerging Markets Portfolio, 1.00%. The investment management fees are accrued daily and payable monthly with the exception of those paid by the Special Equity Portfolio, which are payable quarterly.

Under certain state regulations, if the total expenses of any of the Portfolios exceed certain limitations the Fund's Manager is required to reimburse the Portfolio for such excess.

The Manager has agreed to maintain the annualized total operating expenses of the International Fixed-Income Portfolio at a level not to exceed 1.05%; Emerging Market Portfolio at a level not to exceed 1.30%; and Bond Portfolio at a level not to exceed 0.80% of the average daily value of net assets of the relevant portfolio until December 31, 1996 or such time as the respective Portfolio reaches total net assets of $100 million. For the period commencing May 1, 1995, the Manager has agreed to bear total operating expenses (exclusive of extraordinary expenses) of the Special Equity Portfolio in excess of 1.50% of the average daily value of the net assets until October 31, 1996, or such time as the total net assets of the Portfolio equals or exceeds $90 million.

For the year ended December 31, 1995, the Manager did not impose part of its management fee amounting to $81,792 for International Fixed-Income Portfolio, $34,072 for Bond Portfolio, $104,245 for Special Equity Portfolio and $142,805 for Emerging Markets Portfolio. For the Special Equity Portfolio, the Manager reimbursed $28,661 for Administrative Fees.

Effective June 1, 1995, the Fund has engaged State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio will bear the cost of such expenses at the annual rate of $37,500 plus 0.02% of average assets up to average assets of $1 billion and plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for the Bond and

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Emerging Markets Portfolios for one year or until each Portfolio reaches net assets of $50 million.

The Fund has a distribution agreement with Lazard Freres & Co. LLC. As the distributor, Lazard Freres & Co. LLC acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with the distribution of shares.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director, $20,000 per year, plus $1,000 per meeting attended, and reimburses them for travel and out of pocket expenses.

4. SECURITY TRANSACTIONS AND TRANSACTIONS
   WITH AFFILIATES

Purchase and sales of portfolio securities, (excluding short-term securities), for the year ended December 31, 1995 were as follows:

                          PURCHASES         SALES
                        -------------   -------------
Equity Portfolio        $ 136,115,551   $  98,319,414
International Equity      958,136,052     617,956,968
International Fixed-
  Income                   82,002,248      77,059,477
Bond(1)                    93,823,671      77,259,918
Strategic Yield(2)        142,277,826     127,543,921
Small Cap                 433,744,267     348,508,399
International Small Cap   137,601,260     108,309,231
Special Equity              8,213,439      33,702,368
Emerging Markets           39,309,777      22,364,600

(1) Includes purchases and sales of U.S. Government securities of $68,932,503 and $63,560,433, respectively.
(2) Includes purchases and sales of U.S. Government securities of $15,853,916 and $17,588,675, respectively.

For the period, the Small Cap Portfolio and Special Equity Portfolio paid brokerage commissions of $3,324 and $13,658, respectively, to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios.

Included in the payable for investments purchased at December 31, 1995, for the Special Equity Portfolio, is $285,255 for unsettled purchases with Lazard Freres & Co. LLC.

5. FEDERAL INCOME TAXES

For Federal income tax purposes capital loss carryforwards (exclusive of certain capital losses incurred after October 31) of $3,297,896 and $1,537,156 are available to the extent provided by regulations to offset future realized capital gains of the Strategic Yield Portfolio and Emerging Markets Portfolio, respectively. These losses expire through 2003.

Additionally, certain capital and currency losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. During the year ended December 31, 1995, International Equity Portfolio, Bond Portfolio, Strategic Yield Portfolio, Small Cap Portfolio, International Small Cap Portfolio, and Emerging Markets Portfolio will elect to defer net capital and currency losses of $4,705,302, $29,502, $7,241, $1,687,171, $1,180,891, and $284,313, respectively. The Special Equity
Portfolio and the International Equity Portfolio redesignated $50,277, and $2,679,708, respectively, of ordinary income dividends to long-term capital gain distributions.

6. PRIVATE PLACEMENTS

At December 31, 1995, the Small Cap Portfolio held the following securities which were private placements and represented 0.20% (at value) of the net assets of the Portfolio:

                             ACQUISITION
         SECURITY               DATE         VALUE
---------------------------  -----------   ----------
Interactive Light Holdings
  Inc. 8.00%, 1/25/99           2/4/94     $  500,000
Verbex Voice Systems Inc.
  Series F Preferred
  (conv.)                      7/12/93        500,343
Verbex Voice Systems Inc.       6/7/94        180,501
Verbex Voice Systems Inc.
  10.00%, 12/31/95             3/17/95        100,000
                                           ----------
                                           $1,280,844
                                           ==========


Verbex Voice Systems Inc. and Interactive Light Holdings Inc. are valued as determined in good faith by the Fund's Board of Directors and in accordance with the procedures adopted by the Board of Directors. The Small Cap Portfolio will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Directors and Shareholders
The Lazard Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Lazard Funds, Inc. (comprised of, Lazard Equity Portfolio, Lazard International Equity Portfolio, Lazard International Fixed-Income Portfolio, Lazard Bond Portfolio, Lazard Strategic Yield Portfolio, Lazard Small Cap Portfolio, Lazard International Small Cap Portfolio, Lazard Special Equity Portfolio, and Lazard Emerging Markets Portfolio) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, except as noted below. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods through December 31, 1991 of Lazard Equity Portfolio and Lazard Special Equity Portfolio were audited by other auditors whose reports dated February 5, 1992 and February 3, 1992, respectively, expressed unqualified opinions on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights audited by us, as stated above, present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Lazard Funds, Inc. as of December 31, 1995, the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                      ANCHIN, BLOCK & ANCHIN LLP

New York, New York
January 27, 1996

THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10020

TELEPHONE
(800) 823-6300

INVESTMENT MANAGER
Lazard Freres Asset Management
30 Rockefeller Plaza
New York, New York 10020
Telephone: (212) 632-6400

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10020

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Scudder Service Corporation
P.O. Box 2038
Boston, Massachusetts 02106
Telephone: (800) 854-8525

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10019

LEGAL COUNSEL
Stroock & Stroock & Lavan
7 Hanover Square
New York, New York 10004

This report is for the information of the stockholders of The Lazard Funds, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.